June 30, 2011	• Pacific Select Fund • Pacific Select Exec Separate Account of Pacific Life Insurance Company
Semi-Annual
Reports

TABLE OF CONTENTS
PACIFIC SELECT FUND

Schedules of Investments	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-8
Statements of Changes in Net Assets	B-15
Statement of Cash Flows	B-28
Financial Highlights	B-29

Notes to Financial Statements	C-1

Disclosure of Fund Expenses	D-1

Approval of Investment Advisory Agreement and Portfolio Management Agreements	D-5

Where to Go for More Information	D-11

     The 2011 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.
PACIFIC SELECT EXEC SEPARATE ACCOUNT

     The 2011 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management Class I	20,246,321	$204,264,651	$204,194,956
Diversified Bond	Diversified Bond Class I	1,223,542	12,294,924	12,402,191
Floating Rate Loan	Floating Rate Loan Class I	1,189,964	8,910,839	8,726,476
High Yield Bond	High Yield Bond Class I	13,971,126	82,834,991	90,156,768
Inflation Managed	Inflation Managed Class I	12,127,485	136,573,432	143,109,544
Inflation Protected	Inflation Protected Class I	25,872	259,875	259,962
Managed Bond	Managed Bond Class I	35,144,376	390,438,708	405,977,854
Short Duration Bond	Short Duration Bond Class I	5,134,346	48,296,467	48,684,256
American Funds® Growth	American Funds Growth Class I	6,095,807	40,120,553	54,268,576
American Funds Growth-Income	American Funds Growth-Income Class I	4,032,892	37,375,234	39,266,236
Comstock	Comstock Class I	3,318,637	23,358,306	29,951,461
Dividend Growth	Dividend Growth Class I	3,161,982	31,014,846	31,252,065
Equity Index	Equity Index Class I	14,131,132	382,122,712	410,970,123
Focused 30	Focused 30 Class I	2,870,319	33,717,812	36,727,159
Growth LT	Growth LT Class I	8,893,129	170,222,152	177,164,491
Large-Cap Growth	Large-Cap Growth Class I	6,496,947	32,869,413	36,786,450
Large-Cap Value	Large-Cap Value Class I	7,313,719	85,790,128	89,560,339
Long/Short Large-Cap	Long/Short Large-Cap Class I	619,802	5,437,371	5,367,646
Main Street® Core	Main Street Core Class I	8,152,575	159,180,716	149,692,718
Mid-Cap Equity	Mid-Cap Equity Class I	8,306,314	118,894,672	109,983,422
Mid-Cap Growth	Mid-Cap Growth Class I	4,675,953	34,569,396	49,168,220
Mid-Cap Value	Mid-Cap Value Class I	593,929	7,470,317	7,160,121
Small-Cap Equity	Small-Cap Equity Class I	834,918	10,697,867	10,386,161
Small-Cap Growth	Small-Cap Growth Class I	3,166,791	31,648,517	35,833,743
Small-Cap Index	Small-Cap Index Class I	15,672,100	191,751,120	192,501,680
Small-Cap Value	Small-Cap Value Class I	4,783,693	57,470,411	60,998,137
Health Sciences	Health Sciences Class I	1,764,290	17,130,533	22,265,299
Real Estate	Real Estate Class I	4,659,733	55,779,225	71,844,520
Technology	Technology Class I	3,871,637	18,283,233	17,995,632
Emerging Markets	Emerging Markets Class I	8,456,294	112,727,134	141,543,409
International Large-Cap	International Large-Cap Class I	16,075,853	113,032,344	113,477,868
International Small-Cap	International Small-Cap Class I	978,347	7,435,904	8,734,085
International Value	International Value Class I	10,985,292	167,809,423	125,442,551
American Funds Asset Allocation	American Funds Asset Allocation Class I	530,763	7,358,867	7,728,331
Pacific Dynamix — Conservative Growth	Pacific Dynamix - Conservative Growth Class I	122,320	1,406,235	1,490,522
Pacific Dynamix — Moderate Growth	Pacific Dynamix - Moderate Growth Class I	290,376	3,603,928	3,844,762
Pacific Dynamix — Growth	Pacific Dynamix - Growth Class I	517,215	6,685,795	7,108,536
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I	2,010,245	19,863,307	20,020,590
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	4,855,882	47,355,894	48,118,493
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	19,851,481	190,838,892	195,498,811
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	26,858,791	254,750,361	262,902,732
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	10,713,712	100,276,394	104,278,748

	M Fund, Inc.
I	M International Equity	5,454,089	77,339,105	66,703,508
II	M Large Cap Growth	1,857,666	26,688,565	31,468,863
III	M Capital Appreciation	1,623,068	35,595,661	44,747,989
V	M Business Opportunity Value	1,854,280	17,073,981	19,673,908

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	957,174	10,026,069	11,916,819
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	3,221,312	41,660,431	48,287,471

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	2,132,323	48,960,733	52,604,406
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	92,111	915,982	965,320
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	176,704	1,814,089	1,938,448
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	281,382	2,749,502	3,117,708
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	333,214	3,335,106	3,672,016
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	413,431	4,387,094	4,522,934
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	211,922	1,975,766	2,263,326
See Notes to Financial Statements

E-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2011 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	117,406	$3,872,463	$4,671,576
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,134,847	31,405,954	36,757,697
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	450,588	4,151,349	4,686,115

	Franklin Templeton Variable Insurance Products Trust
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	1,230,352	23,824,027	23,721,183

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	20,639	343,784	350,035

	Janus Aspen Series
Overseas Service Class	Overseas Service Class	1,000,638	43,151,706	50,972,512
Enterprise Service Class	Enterprise Service Class	88,646	2,561,942	3,542,278

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity	Lazard Retirement U.S. Strategic Equity	78,778	671,066	763,355

	Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Aggressive Growth — Class II	Legg Mason ClearBridge Variable Aggressive Growth - Class II	71,793	1,122,951	1,304,477
Legg Mason ClearBridge Variable Mid Cap Core — Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II	433,698	4,950,896	6,184,531

	Lord Abbett Series Fund, Inc.
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	246,356	4,272,681	4,594,532

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	508,838	8,003,488	9,973,222
MFS Utilities Series Service Class	MFS Utilities Series Service Class	663,140	15,071,482	18,282,761

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset — Advisor Class	PIMCO Global Multi-Asset - Advisor Class	26,430	344,592	347,549

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	117,857	1,430,696	1,468,494

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II	T. Rowe Price Blue Chip Growth - II	990,534	9,650,446	11,609,056
T. Rowe Price Equity Income — II	T. Rowe Price Equity Income - II	2,320,073	42,954,083	47,909,499

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets	Van Eck VIP Global Hard Assets	2,137,041	65,898,540	80,096,312

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

E-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2011 (Unaudited)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected	Bond

ASSETS
Investments in affiliated mutual funds, at value	$204,194,956	$12,402,191	$8,726,476	$90,156,768	$143,109,544	$259,962	$405,977,854
Receivables:
Due from Pacific Life Insurance Company	—	2,519	1,093	—	—	—	—
Fund shares redeemed	517,493	—	—	6,621	112,954	—	95,014

Total Assets	204,712,449	12,404,710	8,727,569	90,163,389	143,222,498	259,962	406,072,868

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	517,493	—	—	6,559	112,954	—	94,987
Fund shares purchased	—	2,507	1,093	—	—	—	—
Other	206	—	11	—	66	—	—

Total Liabilities	517,699	2,507	1,104	6,559	113,020	—	94,987

NET ASSETS	$204,194,750	$12,402,203	$8,726,465	$90,156,830	$143,109,478	$259,962	$405,977,881

Units Outstanding	8,724,819	998,058	923,010	1,735,063	2,712,608	25,872	7,193,566

Accumulation Unit Value	$23.40	$12.43	$9.45	$51.96	$52.76	$10.05	$56.44

Cost of Investments	$204,264,651	$12,294,924	$8,910,839	$82,834,991	$136,573,432	$259,875	$390,438,708

	Short Duration	American Funds	American Funds		Dividend	Equity	Focused
	Bond	Growth	Growth-Income	Comstock	Growth	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$48,684,256	$54,268,576	$39,266,236	$29,951,461	$31,252,065	$410,970,123	$36,727,159
Receivables:
Due from Pacific Life Insurance Company	30,432	43,127	35,817	—	—	344,496	—
Fund shares redeemed	—	—	—	47,656	17,233	—	27,152

Total Assets	48,714,688	54,311,703	39,302,053	29,999,117	31,269,298	411,314,619	36,754,311

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	47,537	17,197	—	27,145
Fund shares purchased	30,416	43,121	35,817	—	—	344,336	—
Other	—	—	2,858	—	—	—	—

Total Liabilities	30,416	43,121	38,675	47,537	17,197	344,336	27,145

NET ASSETS	$48,684,272	$54,268,582	$39,263,378	$29,951,580	$31,252,101	$410,970,283	$36,727,166

Units Outstanding	4,004,726	3,796,289	3,173,730	2,429,343	2,217,907	7,507,193	2,636,577

Accumulation Unit Value	$12.16	$14.30	$12.37	$12.33	$14.09	$54.74	$13.93

Cost of Investments	$48,296,467	$40,120,553	$37,375,234	$23,358,306	$31,014,846	$382,122,712	$33,717,812

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$177,164,491	$36,786,450	$89,560,339	$5,367,646	$149,692,718	$109,983,422	$49,168,220
Receivables:
Due from Pacific Life Insurance Company	37,096	—	—	1,839	—	—	450,848
Fund shares redeemed	—	15,944	38,941	—	2,656	67,621	—

Total Assets	177,201,587	36,802,394	89,599,280	5,369,485	149,695,374	110,051,043	49,619,068

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	15,924	38,715	—	2,632	67,402	—
Fund shares purchased	37,077	—	—	1,826	—	—	450,848
Other	—	—	—	—	—	—	66

Total Liabilities	37,077	15,924	38,715	1,826	2,632	67,402	450,914

NET ASSETS	$177,164,510	$36,786,470	$89,560,565	$5,367,659	$149,692,742	$109,983,641	$49,168,154

Units Outstanding	3,758,189	4,702,273	5,407,627	541,473	2,867,882	4,038,510	3,833,215

Accumulation Unit Value	$47.14	$7.82	$16.56	$9.91	$52.20	$27.23	$12.83

Cost of Investments	$170,222,152	$32,869,413	$85,790,128	$5,437,371	$159,180,716	$118,894,672	$34,569,396

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2011 (Unaudited)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

ASSETS
Investments in affiliated mutual funds, at value	$7,160,121	$10,386,161	$35,833,743	$192,501,680	$60,998,137	$22,265,299	$71,844,520
Receivables:
Due from Pacific Life Insurance Company	6,310	—	31,048	442,591	33,220	17,397	—
Fund shares redeemed	—	13,936	—	—	—	—	26,636

Total Assets	7,166,431	10,400,097	35,864,791	192,944,271	61,031,357	22,282,696	71,871,156

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	13,890	—	—	—	—	26,636
Fund shares purchased	6,310	—	30,969	442,591	33,220	17,390	—
Other	14	—	—	170	3	—	31

Total Liabilities	6,324	13,890	30,969	442,761	33,223	17,390	26,667

NET ASSETS	$7,160,107	$10,386,207	$35,833,822	$192,501,510	$60,998,134	$22,265,306	$71,844,489

Units Outstanding	380,393	598,137	2,148,761	9,139,474	2,233,047	1,103,742	1,719,438

Accumulation Unit Value	$18.82	$17.36	$16.68	$21.06	$27.32	$20.17	$41.78

Cost of Investments	$7,470,317	$10,697,867	$31,648,517	$191,751,120	$57,470,411	$17,130,533	$55,779,225

							Pacific
							Dynamix -
		Emerging	International	International	International	American Funds	Conservative
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth

ASSETS
Investments in affiliated mutual funds, at value	$17,995,632	$141,543,409	$113,477,868	$8,734,085	$125,442,551	$7,728,331	$1,490,522
Receivables:
Due from Pacific Life Insurance Company	6,565	—	942	—	25,531	—	—
Fund shares redeemed	—	59,250	—	16,934	—	2,433	—

Total Assets	18,002,197	141,602,659	113,478,810	8,751,019	125,468,082	7,730,764	1,490,522

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	59,250	—	16,903	—	2,431	—
Fund shares purchased	6,565	—	942	—	25,531	—	—
Other	16	119	118	—	38	—	—

Total Liabilities	6,581	59,369	1,060	16,903	25,569	2,431	—

NET ASSETS	$17,995,616	$141,543,290	$113,477,750	$8,734,116	$125,442,513	$7,728,333	$1,490,522

Units Outstanding	2,417,291	3,561,694	8,720,841	887,344	4,968,508	505,093	114,133

Accumulation Unit Value	$7.44	$39.74	$13.01	$9.84	$25.25	$15.30	$13.06

Cost of Investments	$18,283,233	$112,727,134	$113,032,344	$7,435,904	$167,809,423	$7,358,867	$1,406,235

	Pacific			Portfolio			Portfolio
	Dynamix -	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Moderate	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Growth	Conservative	Conservative	Moderate	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$3,844,762	$7,108,536	$20,020,590	$48,118,493	$195,498,811	$262,902,732	$104,278,748
Receivables:
Due from Pacific Life Insurance Company	1,424	3,563	—	18,857	490	20,290	16,453
Fund shares redeemed	—	—	995	—	—	—	—

Total Assets	3,846,186	7,112,099	20,021,585	48,137,350	195,499,301	262,923,022	104,295,201

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	995	—	—	—	—
Fund shares purchased	1,424	3,563	—	18,857	490	20,290	16,453
Other	2	1	—	—	—	—	—

Total Liabilities	1,426	3,564	995	18,857	490	20,290	16,453

NET ASSETS	$3,844,760	$7,108,535	$20,020,590	$48,118,493	$195,498,811	$262,902,732	$104,278,748

Units Outstanding	275,136	478,784	2,010,245	4,855,882	19,851,481	26,858,791	10,713,712

Accumulation Unit Value	$13.97	$14.85	$9.96	$9.91	$9.85	$9.79	$9.73

Cost of Investments	$3,603,928	$6,685,795	$19,863,307	$47,355,894	$190,838,892	$254,750,361	$100,276,394

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2011 (Unaudited)

	Variable Accounts
					BlackRock	BlackRock	Fidelity VIP
					Basic Value	Global Allocation	Contrafund
	I	II	III	V	V.I. Class III	V.I. Class III	Service Class 2

ASSETS
Investments in mutual funds, at value	$66,703,508	$31,468,863	$44,747,989	$19,673,908	$11,916,819	$48,287,471	$52,604,406
Receivables:
Due from Pacific Life Insurance Company	—	—	—	22,132	4,419	24,026	9,390
Fund shares redeemed	162,716	42,996	17,274	—	—	—	—

Total Assets	66,866,224	31,511,859	44,765,263	19,696,040	11,921,238	48,311,497	52,613,796

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	162,678	42,996	17,273	—	—	—	—
Fund shares purchased	—	—	—	22,132	4,410	24,009	9,390
Other	—	18	—	3	—	—	65

Total Liabilities	162,678	43,014	17,273	22,135	4,410	24,009	9,455

NET ASSETS	$66,703,546	$31,468,845	$44,747,990	$19,673,905	$11,916,828	$48,287,488	$52,604,341

Units Outstanding	2,149,992	1,256,322	1,009,973	1,259,140	970,031	2,948,039	3,672,454

Accumulation Unit Value	$31.03	$25.05	$44.31	$15.62	$12.28	$16.38	$14.32

Cost of Investments	$77,339,105	$26,688,565	$35,595,661	$17,073,981	$10,026,069	$41,660,431	$48,960,733

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom Income	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in mutual funds, at value	$965,320	$1,938,448	$3,117,708	$3,672,016	$4,522,934	$2,263,326	$4,671,576
Receivables:
Due from Pacific Life Insurance Company	130	44	—	1,788	5,721	6,930	2,022

Total Assets	965,450	1,938,492	3,117,708	3,673,804	4,528,655	2,270,256	4,673,598

LIABILITIES
Payables:
Fund shares purchased	129	44	—	1,785	5,717	6,930	2,013
Other	—	2	1	—	—	—	—

Total Liabilities	129	46	1	1,785	5,717	6,930	2,013

NET ASSETS	$965,321	$1,938,446	$3,117,707	$3,672,019	$4,522,938	$2,263,326	$4,671,585

Units Outstanding	85,679	180,300	295,892	362,245	447,283	235,228	358,173

Accumulation Unit Value	$11.27	$10.75	$10.54	$10.14	$10.11	$9.62	$13.04

Cost of Investments	$915,982	$1,814,089	$2,749,502	$3,335,106	$4,387,094	$1,975,766	$3,872,463

			Templeton				Lazard
	Fidelity VIP	Fidelity VIP	Global Bond	GE Investments			Retirement
	Mid Cap	Value Strategies	Securities	Total Return	Overseas	Enterprise	U.S. Strategic
	Service Class 2	Service Class 2	Class 2	Class 3	Service Class	Service Class	Equity

ASSETS
Investments in mutual funds, at value	$36,757,697	$4,686,115	$23,721,183	$350,035	$50,972,512	$3,542,278	$763,355
Receivables:
Due from Pacific Life Insurance Company	13,836	—	48,571	113	88,620	471	13,851
Fund shares redeemed	—	21,703	—	—	—	—	—

Total Assets	36,771,533	4,707,818	23,769,754	350,148	51,061,132	3,542,749	777,206

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	21,700	—	—	—	—	—
Fund shares purchased	13,761	—	48,567	113	88,620	471	13,851
Other	—	—	—	—	241	1	1

Total Liabilities	13,761	21,700	48,567	113	88,861	472	13,852

NET ASSETS	$36,757,772	$4,686,118	$23,721,187	$350,035	$50,972,271	$3,542,277	$763,354

Units Outstanding	2,234,509	353,713	2,145,514	31,911	4,323,866	295,069	82,685

Accumulation Unit Value	$16.45	$13.25	$11.06	$10.97	$11.79	$12.00	$9.23

Cost of Investments	$31,405,954	$4,151,349	$23,824,027	$343,784	$43,151,706	$2,561,942	$671,066

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2011 (Unaudited)

	Variable Accounts
	Legg Mason	Legg Mason
	ClearBridge Variable	ClearBridge Variable	Lord Abbett	MFS New	MFS	PIMCO Global	Royce
	Aggressive	Mid Cap	Fundamental	Discovery Series	Utilities Series	Multi-Asset -	Micro-Cap
	Growth - Class II	Core - Class II	Equity Class VC	Service Class	Service Class	Advisor Class	Service Class

ASSETS
Investments in mutual funds, at value	$1,304,477	$6,184,531	$4,594,532	$9,973,222	$18,282,761	$347,549	$1,468,494
Receivables:
Due from Pacific Life Insurance Company	50,344	—	1,289	4,625	792	—	516
Fund shares redeemed	—	34,671	—	—	—	—	—

Total Assets	1,354,821	6,219,202	4,595,821	9,977,847	18,283,553	347,549	1,469,010

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	34,671	—	—	—	—	—
Fund shares purchased	50,344	—	1,287	4,624	792	—	516
Other	1	6	—	—	—	—	1

Total Liabilities	50,345	34,677	1,287	4,624	792	—	517

NET ASSETS	$1,304,476	$6,184,525	$4,594,534	$9,973,223	$18,282,761	$347,549	$1,468,493

Units Outstanding	120,354	550,368	408,018	707,359	1,583,999	35,682	123,390

Accumulation Unit Value	$10.84	$11.24	$11.26	$14.10	$11.54	$9.74	$11.90

Cost of Investments	$1,122,951	$4,950,896	$4,272,681	$8,003,488	$15,071,482	$344,592	$1,430,696

	T. Rowe Price	T. Rowe Price	Van Eck
	Blue Chip	Equity	VIP Global
	Growth - II	Income - II	Hard Assets

ASSETS
Investments in mutual funds, at value	$11,609,056	$47,909,499	$80,096,312
Receivables:
Due from Pacific Life Insurance Company	26,618	13,386	—
Fund shares redeemed	—	—	113,913

Total Assets	11,635,674	47,922,885	80,210,225

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	113,913
Fund shares purchased	26,610	13,386	—
Other	—	40	17

Total Liabilities	26,610	13,426	113,930

NET ASSETS	$11,609,064	$47,909,459	$80,096,295

Units Outstanding	876,911	3,966,823	2,762,677

Accumulation Unit Value	$13.24	$12.08	$28.99

Cost of Investments	$9,650,446	$42,954,083	$65,898,540

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected (1)	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$632,325	$772,728	$3,323,751	$1,679,494	$—	$1,833,938

Net Investment Income	—	632,325	772,728	3,323,751	1,679,494	—	1,833,938

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(131,824)	2,322,032	606,687	5,663,016	3,350,139	61	3,458,273
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	8,488,427	—	15,950,726

Realized Gain (Loss)	(131,824)	2,322,032	606,687	5,663,016	11,838,566	61	19,408,999

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	131,804	(1,609,054)	(1,023,318)	(4,965,279)	(3,107,696)	87	(7,756,813)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($20)	$1,345,303	$356,097	$4,021,488	$10,410,364	$148	$13,486,124

	Short Duration	American Funds	American Funds		Dividend	Equity	Focused
	Bond	Growth	Growth-Income	Comstock	Growth	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$321,117	$—	$—	$—	$—	$—	$—

Net Investment Income	321,117	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	326,650	(5,770,806)	(8,246,365)	(7,382,527)	(6,066,728)	12,181,727	(973,038)
Capital gain distributions from affiliated mutual fund investments	—	—	—	475,055	2,287,500	—	—

Realized Gain (Loss)	326,650	(5,770,806)	(8,246,365)	(6,907,472)	(3,779,228)	12,181,727	(973,038)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(95,894)	8,974,616	9,961,651	8,973,187	6,220,710	12,160,891	1,887,012

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$551,873	$3,203,810	$1,715,286	$2,065,715	$2,441,482	$24,342,618	$913,974

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	9,429,373	(9,956,856)	(4,522,846)	(94,073)	1,893,148	(10,700,314)	1,385,567
Capital gain distributions from affiliated mutual fund investments	6,688,565	6,416,615	545,763	3,181,845	12,939,498	18,611,486	3,696,293

Realized Gain (Loss)	16,117,938	(3,540,241)	(3,977,083)	3,087,772	14,832,646	7,911,172	5,081,860

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(9,312,346)	7,013,339	13,578,140	(2,562,018)	(10,763,209)	(2,774,218)	879,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,805,592	$3,473,098	$9,601,057	$525,754	$4,069,437	$5,136,954	$5,961,759

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$632,851	$—	$—	$—	$—	$—	$—

Net Investment Income	632,851	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	1,259,024	439,816	(188,562)	(3,292,437)	(1,516,642)	599,750	(5,899,003)
Capital gain distributions from affiliated mutual fund investments	4,673,865	4,644,416	5,259,558	—	8,960,946	1,478,660	2,873,766

Realized Gain (Loss)	5,932,889	5,084,232	5,070,996	(3,292,437)	7,444,304	2,078,410	(3,025,237)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(5,791,403)	(4,902,175)	(1,887,032)	14,819,541	(2,885,388)	1,051,304	10,076,380

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$774,337	$182,057	$3,183,964	$11,527,104	$4,558,916	$3,129,714	$7,051,143

							Pacific
							Dynamix -
		Emerging	International	International	International	American Funds	Conservative
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$1,088,496	$451,663	$372,850	$1,698,059	$126,193	$—

Net Investment Income	—	1,088,496	451,663	372,850	1,698,059	126,193	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	693,725	(7,292,111)	(18,778,086)	631,474	(10,095,350)	109,411	19,626
Capital gain distributions from affiliated mutual fund investments	3,220,563	—	—	—	—	88,939	18,213

Realized Gain (Loss)	3,914,288	(7,292,111)	(18,778,086)	631,474	(10,095,350)	198,350	37,839

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(3,491,665)	2,814,258	26,169,311	(74,291)	15,656,975	(86,032)	16,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$422,623	($3,389,357)	$7,842,888	$930,033	$7,259,684	$238,511	$54,422

	Pacific			Portfolio			Portfolio
	Dynamix -	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Moderate	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Growth	Conservative (1)	Conservative (1)	Moderate (1)	Growth (1)	Growth (1)

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	34,326	35,725	(347)	(1,344)	(4,567)	(9,568)	3,808
Capital gain distributions from affiliated mutual fund investments	34,173	65,839	—	—	—	—	—

Realized Gain (Loss)	68,499	101,564	(347)	(1,344)	(4,567)	(9,568)	3,808

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	88,289	157,506	157,283	762,599	4,659,920	8,152,371	4,002,354

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$156,788	$259,070	$156,936	$761,255	$4,655,353	$8,142,803	$4,006,162

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)

	Variable Accounts
					BlackRock	BlackRock	Fidelity VIP
					Basic Value	Global Allocation	Contrafund
	I	II	III	V	V.I. Class III	V.I. Class III	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$26,718	$—	$—	$70,884	$—	$—	$—

Net Investment Income	26,718	—	—	70,884	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(4,028,016)	(90,094)	38,956	(438,840)	165,814	293,663	(457,258)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(4,028,016)	(90,094)	38,956	(438,840)	165,814	293,663	(457,258)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	6,932,253	1,411,205	2,611,075	1,085,066	322,267	1,315,063	2,869,661

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,930,955	$1,321,111	$2,650,031	$717,110	$488,081	$1,608,726	$2,412,403

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom Income	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	3,177	51,234	46,340	54,984	(63,325)	37,767	173,690
Capital gain distributions from mutual fund investments	—	923	—	—	—	—	6,569

Realized Gain (Loss)	3,177	52,157	46,340	54,984	(63,325)	37,767	180,259

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	16,917	23,414	66,262	71,904	263,275	65,038	106,914

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,094	$75,571	$112,602	$126,888	$199,950	$102,805	$287,173

			Templeton				Lazard
	Fidelity VIP	Fidelity VIP	Global Bond	GE Investments			Retirement
	Mid Cap	Value Strategies	Securities	Total Return	Overseas	Enterprise	U.S. Strategic
	Service Class 2	Service Class 2	Class 2	Class 3	Service Class	Service Class	Equity

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$—	$1,278,998	$—	$182,577	$—	$—

Net Investment Income	—	—	1,278,998	—	182,577	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(40,535)	345,768	123,446	6,803	967,017	126,170	8,960
Capital gain distributions from mutual fund investments	—	—	148,737	—	480,232	—	—

Realized Gain (Loss)	(40,535)	345,768	272,183	6,803	1,447,249	126,170	8,960

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	310,208	(100,086)	(616,780)	647	(6,180,469)	104,186	18,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$269,673	$245,682	$934,401	$7,450	($4,550,643)	$230,356	$27,470

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)

	Variable Accounts
	Legg Mason	Legg Mason
	ClearBridge Variable	ClearBridge Variable	Lord Abbett	MFS New	MFS	PIMCO Global	Royce
	Aggressive	Mid Cap	Fundamental	Discovery Series	Utilities Series	Multi-Asset -	Micro-Cap
	Growth - Class II	Core - Class II	Equity Class VC	Service Class	Service Class	Advisor Class (1)	Service Class

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$—	$—	$—	$—	$748	$—

Net Investment Income	—	—	—	—	—	748	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	24,745	506,969	25,617	336,754	164,374	(1,577)	78,360
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	24,745	506,969	25,617	336,754	164,374	(1,577)	78,360

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	77,533	28,200	112,131	522,017	1,511,647	2,958	(52,594)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$102,278	$535,169	$137,748	$858,771	$1,676,021	$2,129	$25,766

	T. Rowe Price	T. Rowe Price	Van Eck
	Blue Chip	Equity	VIP Global
	Growth - II	Income - II	Hard Assets

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$295,533	$909,188

Net Investment Income	—	295,533	909,188

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	573,918	(496,486)	567,856
Capital gain distributions from mutual fund investments	—	—	973,517

Realized Gain (Loss)	573,918	(496,486)	1,541,373

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	91,972	2,212,041	(1,184,494)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$665,890	$2,011,088	$1,266,067

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Periods Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (1)	2010	2011 (1)	2010	2011 (1)	2010
	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$13,494	$632,325	$1,305,632	$772,728	$765,056
Realized gain (loss)	(131,824)	(623,909)	2,322,032	(123,822)	606,687	(1,008,746)
Change in unrealized appreciation (depreciation) on investments	131,804	463,670	(1,609,054)	1,818,408	(1,023,318)	1,378,564

Net Increase (Decrease) in Net Assets Resulting from Operations	(20)	(146,745)	1,345,303	3,000,218	356,097	1,134,874

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	59,660,302	107,493,660	2,170,545	4,548,183	668,200	1,447,669
Transfers between variable and fixed accounts, net	(46,421,329)	(95,699,203)	(34,052,780)	14,603,050	(7,746,182)	2,418,444
Policy maintenance charges	(10,676,321)	(24,987,497)	(1,663,165)	(3,281,498)	(584,135)	(1,221,440)
Policy benefits and terminations	(23,213,594)	(51,211,679)	(1,213,016)	(2,490,736)	(607,611)	(1,624,877)
Other	(2,866,445)	(1,219,158)	(123,565)	(467,470)	(102,989)	(171,836)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(23,517,387)	(65,623,877)	(34,881,981)	12,911,529	(8,372,717)	847,960

NET INCREASE (DECREASE) IN NET ASSETS	(23,517,407)	(65,770,622)	(33,536,678)	15,911,747	(8,016,620)	1,982,834

NET ASSETS
Beginning of Year or Period	227,712,157	293,482,779	45,938,881	30,027,134	16,743,085	14,760,251

End of Year or Period	$204,194,750	$227,712,157	$12,402,203	$45,938,881	$8,726,465	$16,743,085

	High Yield Bond		Inflation Managed		Inflation Protected (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,323,751	$6,847,221	$1,679,494	$3,659,261	$—
Realized gain (loss)	5,663,016	(350,586)	11,838,566	(1,768,439)	61
Change in unrealized appreciation (depreciation) on investments	(4,965,279)	5,356,043	(3,107,696)	13,368,757	87

Net Increase in Net Assets Resulting from Operations	4,021,488	11,852,678	10,410,364	15,259,579	148

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,193,109	5,920,766	6,254,909	14,636,251	222
Transfers between variable and fixed accounts, net	(5,589,563)	(7,896,136)	(44,301,440)	15,536,787	259,973
Policy maintenance charges	(2,602,758)	(5,494,310)	(5,109,081)	(12,045,988)	(381)
Policy benefits and terminations	(1,804,229)	(7,463,392)	(4,442,145)	(26,405,288)	—
Other	(221,082)	(962,180)	(570,349)	(1,332,317)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,024,523)	(15,895,252)	(48,168,106)	(9,610,555)	259,814

NET INCREASE (DECREASE) IN NET ASSETS	(3,003,035)	(4,042,574)	(37,757,742)	5,649,024	259,962

NET ASSETS
Beginning of Year or Periods	93,159,865	97,202,439	180,867,220	175,218,196	—

End of Year or Periods	$90,156,830	$93,159,865	$143,109,478	$180,867,220	$259,962

(1)	Unaudited.

(2)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (1)	2010	2011 (1)	2010	2011 (1)	2010

	Managed Bond		Short Duration Bond		American Funds Growth

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$1,833,938	$15,592,563	$321,117	$887,142	$—	$1,666
Realized gain (loss)	19,408,999	2,049,823	326,650	(419,048)	(5,770,806)	(14,748,531)
Change in unrealized appreciation (depreciation) on investments	(7,756,813)	20,253,338	(95,894)	1,311,910	8,974,616	24,715,313

Net Increase in Net Assets Resulting from Operations	13,486,124	37,895,724	551,873	1,780,004	3,203,810	9,968,448

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	13,227,604	25,068,454	2,302,937	4,837,009	3,267,171	6,710,467
Transfers between variable and fixed accounts, net	(65,148,138)	63,541,440	(9,482,747)	21,934,707	(14,912,576)	(1,274,372)
Policy maintenance charges	(11,719,671)	(25,457,483)	(1,831,006)	(3,972,701)	(2,221,806)	(4,415,217)
Policy benefits and terminations	(11,158,215)	(83,215,864)	(3,599,534)	(8,085,558)	(1,893,332)	(3,082,554)
Other	(639,811)	(2,435,397)	(27,194)	(561,242)	(160,161)	(293,945)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(75,438,231)	(22,498,850)	(12,637,544)	14,152,215	(15,920,704)	(2,355,621)

NET INCREASE (DECREASE) IN NET ASSETS	(61,952,107)	15,396,874	(12,085,671)	15,932,219	(12,716,894)	7,612,827

NET ASSETS
Beginning of Year or Period	467,929,988	452,533,114	60,769,943	44,837,724	66,985,476	59,372,649

End of Year or Period	$405,977,881	$467,929,988	$48,684,272	$60,769,943	$54,268,582	$66,985,476

	American Funds Growth-Income		Comstock		Dividend Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$3	$—	$712,207	$—	$377,647
Realized loss	(8,246,365)	(4,220,196)	(6,907,472)	(5,321,190)	(3,779,228)	(1,545,726)
Change in unrealized appreciation on investments	9,961,651	10,158,441	8,973,187	12,915,425	6,220,710	5,118,978
Net Increase in Net Assets Resulting from Operations	1,715,286	5,938,248	2,065,715	8,306,442	2,441,482	3,950,899

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,989,163	6,733,228	3,002,110	6,520,619	2,020,668	3,829,831
Transfers between variable and fixed accounts, net	(19,724,849)	(6,408,355)	(32,157,231)	(7,819,275)	(14,763,151)	6,696,577
Policy maintenance charges	(2,170,643)	(4,655,160)	(2,178,930)	(4,667,331)	(1,532,828)	(3,033,881)
Policy benefits and terminations	(1,673,827)	(2,920,344)	(1,860,276)	(4,048,497)	(1,070,158)	(1,823,824)
Other	(4,373)	(502,381)	(171,708)	(273,484)	(222,558)	(224,726)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(20,584,529)	(7,753,012)	(33,366,035)	(10,287,968)	(15,568,027)	5,443,977

NET INCREASE (DECREASE) IN NET ASSETS	(18,869,243)	(1,814,764)	(31,300,320)	(1,981,526)	(13,126,545)	9,394,876

NET ASSETS
Beginning of Year or Period	58,132,621	59,947,385	61,251,900	63,233,426	44,378,646	34,983,770

End of Year or Period	$39,263,378	$58,132,621	$29,951,580	$61,251,900	$31,252,101	$44,378,646

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (1)	2010	2011 (1)	2010	2011 (1)	2010

	Equity Index		Focused 30		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$8,120,888	$—	$—	$—	$2,099,225
Realized gain (loss)	12,181,727	3,904,968	(973,038)	(2,933,702)	16,117,938	2,845,519
Change in unrealized appreciation (depreciation) on investments	12,160,891	46,020,281	1,887,012	6,210,787	(9,312,346)	15,450,990

Net Increase in Net Assets Resulting from Operations	24,342,618	58,046,137	913,974	3,277,085	6,805,592	20,395,734

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	14,972,643	31,357,133	1,380,888	2,960,897	6,832,665	15,501,848
Transfers between variable and fixed accounts, net	(25,713,725)	(38,800,760)	(2,128,132)	1,535,206	(20,727,861)	(3,106,183)
Policy maintenance charges	(12,252,082)	(26,111,518)	(1,129,262)	(2,429,133)	(6,229,728)	(14,340,637)
Policy benefits and terminations	(21,753,498)	(26,927,928)	(993,837)	(962,878)	(7,008,407)	(19,656,152)
Other	(428,002)	(2,304,788)	(151,030)	(302,609)	(372,993)	(1,200,369)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(45,174,664)	(62,787,861)	(3,021,373)	801,483	(27,506,324)	(22,801,493)

NET INCREASE (DECREASE) IN NET ASSETS	(20,832,046)	(4,741,724)	(2,107,399)	4,078,568	(20,700,732)	(2,405,759)

NET ASSETS
Beginning of Year or Period	431,802,329	436,544,053	38,834,565	34,755,997	197,865,242	200,271,001

End of Year or Period	$410,970,283	$431,802,329	$36,727,166	$38,834,565	$177,164,510	$197,865,242

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$1,885,755	$—	$218,718
Realized gain (loss)	(3,540,241)	(2,822,618)	(3,977,083)	(1,691,016)	3,087,772	(327,711)
Change in unrealized appreciation (depreciation) on investments	7,013,339	9,946,280	13,578,140	10,651,893	(2,562,018)	3,239,819

Net Increase in Net Assets Resulting from Operations	3,473,098	7,123,662	9,601,057	10,846,632	525,754	3,130,826

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,679,456	5,982,933	5,385,150	11,611,732	1,495,822	3,096,425
Transfers between variable and fixed accounts, net	(20,528,292)	(719,841)	(44,932,016)	(1,302,283)	(23,467,712)	2,404,345
Policy maintenance charges	(2,212,732)	(4,668,135)	(4,355,180)	(9,444,765)	(1,002,867)	(2,035,279)
Policy benefits and terminations	(1,847,364)	(3,569,527)	(3,878,497)	(7,608,841)	(811,502)	(1,389,483)
Other	(162,207)	(501,020)	(326,060)	(853,846)	(113,693)	(264,998)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(22,071,139)	(3,475,590)	(48,106,603)	(7,598,003)	(23,899,952)	1,811,010

NET INCREASE (DECREASE) IN NET ASSETS	(18,598,041)	3,648,072	(38,505,546)	3,248,629	(23,374,198)	4,941,836

NET ASSETS
Beginning of Year or Period	55,384,511	51,736,439	128,066,111	124,817,482	28,741,857	23,800,021

End of Year or Period	$36,786,470	$55,384,511	$89,560,565	$128,066,111	$5,367,659	$28,741,857

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (1)	2010	2011 (1)	2010	2011 (1)	2010

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$1,274,309	$—	$1,207,256	$—	$101,421
Realized gain (loss)	14,832,646	2,548,741	7,911,172	(7,337,627)	5,081,860	(3,076,480)
Change in unrealized appreciation (depreciation) on investments	(10,763,209)	15,347,351	(2,774,218)	33,018,630	879,899	18,371,723

Net Increase in Net Assets Resulting from Operations	4,069,437	19,170,401	5,136,954	26,888,259	5,961,759	15,396,664

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,096,080	9,578,199	5,050,158	11,294,027	2,623,795	5,124,657
Transfers between variable and fixed accounts, net	(19,811,739)	51,579,126	(25,481,456)	(10,735,336)	(15,778,773)	(698,144)
Policy maintenance charges	(5,481,939)	(8,616,519)	(4,161,412)	(9,110,287)	(2,173,560)	(4,398,888)
Policy benefits and terminations	(5,494,099)	(10,117,633)	(4,057,659)	(10,400,700)	(2,404,688)	(6,970,692)
Other	(228,915)	(322,994)	(433,915)	(961,909)	(204,098)	(598,803)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(24,920,612)	42,100,179	(29,084,284)	(19,914,205)	(17,937,324)	(7,541,870)

NET INCREASE (DECREASE) IN NET ASSETS	(20,851,175)	61,270,580	(23,947,330)	6,974,054	(11,975,565)	7,854,794

NET ASSETS
Beginning of Year or Period	170,543,917	109,273,337	133,930,971	126,956,917	61,143,719	53,288,925

End of Year or Period	$149,692,742	$170,543,917	$109,983,641	$133,930,971	$49,168,154	$61,143,719

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$632,851	$218,315	$—	$172,154	$—	$—
Realized gain (loss)	5,932,889	817,848	5,084,232	(28,507)	5,070,996	(38,159)
Change in unrealized appreciation (depreciation) on investments	(5,791,403)	2,910,086	(4,902,175)	4,164,746	(1,887,032)	8,929,482

Net Increase in Net Assets Resulting from Operations	774,337	3,946,249	182,057	4,308,393	3,183,964	8,891,323

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,186,110	2,303,328	1,576,059	2,741,189	1,723,314	3,480,668
Transfers between variable and fixed accounts, net	(16,050,955)	1,811,002	(17,343,588)	5,052,734	(8,209,064)	(967,969)
Policy maintenance charges	(799,234)	(1,531,745)	(973,826)	(1,822,515)	(1,329,281)	(2,722,638)
Policy benefits and terminations	(596,824)	(1,245,430)	(847,812)	(1,275,970)	(1,377,446)	(5,240,517)
Other	(90,818)	(156,299)	(159,232)	(254,217)	(166,782)	(292,573)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(16,351,721)	1,180,856	(17,748,399)	4,441,221	(9,359,259)	(5,743,029)

NET INCREASE (DECREASE) IN NET ASSETS	(15,577,384)	5,127,105	(17,566,342)	8,749,614	(6,175,295)	3,148,294

NET ASSETS
Beginning of Year or Period	22,737,491	17,610,386	27,952,549	19,202,935	42,009,117	38,860,823

End of Year or Period	$7,160,107	$22,737,491	$10,386,207	$27,952,549	$35,833,822	$42,009,117

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (1)	2010	2011 (1)	2010	2011 (1)	2010

	Small-Cap Index		Small-Cap Value		Health Sciences

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$1,482,111	$—	$1,145,736	$—	$—
Realized gain (loss)	(3,292,437)	(9,742,303)	7,444,304	(3,912,063)	2,078,410	(897,632)
Change in unrealized appreciation (depreciation) on investments	14,819,541	49,734,466	(2,885,388)	15,605,145	1,051,304	4,623,300

Net Increase in Net Assets Resulting from Operations	11,527,104	41,474,274	4,558,916	12,838,818	3,129,714	3,725,668

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,864,778	10,897,091	2,771,562	4,794,332	722,260	1,373,502
Transfers between variable and fixed accounts, net	(6,581,848)	(11,973,084)	(2,503,986)	(7,926,306)	(505,610)	(278,437)
Policy maintenance charges	(5,133,412)	(10,637,062)	(1,799,814)	(3,683,014)	(606,130)	(1,256,568)
Policy benefits and terminations	(6,877,609)	(11,076,162)	(1,980,548)	(5,113,595)	(342,497)	(3,423,825)
Other	(171,925)	(470,594)	(10,790)	(705,508)	(119,865)	(125,638)
Net Decrease in Net Assets Derived from Policy Transactions	(13,900,016)	(23,259,811)	(3,523,576)	(12,634,091)	(851,842)	(3,710,966)

NET INCREASE (DECREASE) IN NET ASSETS	(2,372,912)	18,214,463	1,035,340	204,727	2,277,872	14,702

NET ASSETS
Beginning of Year or Period	194,874,422	176,659,959	59,962,794	59,758,067	19,987,434	19,972,732

End of Year or Period	$192,501,510	$194,874,422	$60,998,134	$59,962,794	$22,265,306	$19,987,434

	Real Estate		Technology		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$956,452	$—	$—	$1,088,496	$1,724,554
Realized gain (loss)	(3,025,237)	(15,711,821)	3,914,288	(2,262,520)	(7,292,111)	(9,067,176)
Change in unrealized appreciation (depreciation) on investments	10,076,380	33,270,658	(3,491,665)	4,914,014	2,814,258	44,081,334

Net Increase (Decrease) in Net Assets Resulting from Operations	7,051,143	18,515,289	422,623	2,651,494	(3,389,357)	36,738,712

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,824,200	5,669,635	640,123	1,206,247	5,097,517	9,785,612
Transfers between variable and fixed accounts, net	(7,946,455)	(4,888,454)	1,892,705	2,007,157	(32,476,987)	13,168,090
Policy maintenance charges	(2,275,838)	(4,787,003)	(657,125)	(1,242,235)	(4,143,522)	(8,624,559)
Policy benefits and terminations	(2,164,222)	(3,931,835)	(431,714)	(2,613,690)	(4,198,954)	(11,161,995)
Other	(193,076)	(909,656)	(81,242)	(122,684)	(454,322)	(1,656,723)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,755,391)	(8,847,313)	1,362,747	(765,205)	(36,176,268)	1,510,425

NET INCREASE (DECREASE) IN NET ASSETS	(2,704,248)	9,667,976	1,785,370	1,886,289	(39,565,625)	38,249,137

NET ASSETS
Beginning of Year or Period	74,548,737	64,880,761	16,210,246	14,323,957	181,108,915	142,859,778

End of Year or Period	$71,844,489	$74,548,737	$17,995,616	$16,210,246	$141,543,290	$181,108,915

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (1)	2010	2011 (1)	2010	2011 (1)	2010

	International Large-Cap		International Small-Cap		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$451,663	$1,435,123	$372,850	$521,433	$1,698,059	$3,904,598
Realized gain (loss)	(18,778,086)	(12,575,662)	631,474	(2,948,565)	(10,095,350)	(7,621,588)
Change in unrealized appreciation (depreciation) on investments	26,169,311	23,619,346	(74,291)	7,214,577	15,656,975	6,530,711

Net Increase in Net Assets Resulting from Operations	7,842,888	12,478,807	930,033	4,787,445	7,259,684	2,813,721

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,601,477	11,554,717	1,202,491	2,554,678	5,513,096	12,818,542
Transfers between variable and fixed accounts, net	(31,292,629)	4,686,927	(14,693,490)	(1,503,096)	(23,221,803)	(14,254,835)
Policy maintenance charges	(4,411,098)	(9,501,903)	(833,342)	(1,698,206)	(4,373,531)	(9,858,059)
Policy benefits and terminations	(3,612,547)	(26,076,894)	(750,257)	(3,125,892)	(4,442,140)	(9,943,791)
Other	(173,062)	(1,306,905)	(104,584)	(167,896)	(237,428)	(962,153)

Net Decrease in Net Assets Derived from Policy Transactions	(33,887,859)	(20,644,058)	(15,179,182)	(3,940,412)	(26,761,806)	(22,200,296)

NET INCREASE (DECREASE) IN NET ASSETS	(26,044,971)	(8,165,251)	(14,249,149)	847,033	(19,502,122)	(19,386,575)

NET ASSETS
Beginning of Year or Period	139,522,721	147,687,972	22,983,265	22,136,232	144,944,635	164,331,210

End of Year or Period	$113,477,750	$139,522,721	$8,734,116	$22,983,265	$125,442,513	$144,944,635

	American Funds		Pacific Dynamix -		Pacific Dynamix -
	Asset Allocation		Conservative Growth		Moderate Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$126,193	$—	$—	$26,012	$—	$50,213
Realized gain	198,350	213,277	37,839	43,078	68,499	72,917
Change in unrealized appreciation (depreciation) on investments	(86,032)	346,719	16,583	69,292	88,289	129,633

Net Increase in Net Assets Resulting from Operations	238,511	559,996	54,422	138,382	156,788	252,763

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	391,054	277,152	45,574	83,865	199,396	326,099
Transfers between variable and fixed accounts, net	3,240,830	1,016,989	(37,668)	942,980	549,235	2,028,514
Policy maintenance charges	(157,941)	(231,327)	(38,180)	(74,209)	(87,147)	(113,537)
Policy benefits and terminations	(58,174)	(40,145)	—	(24,881)	(279,475)	(3,385)
Other	14	(4,836)	(106,327)	(304)	790	(8,229)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,415,783	1,017,833	(136,601)	927,451	382,799	2,229,462

NET INCREASE (DECREASE) IN NET ASSETS	3,654,294	1,577,829	(82,179)	1,065,833	539,587	2,482,225

NET ASSETS
Beginning of Year or Period	4,074,039	2,496,210	1,572,701	506,868	3,305,173	822,948

End of Year or Period	$7,728,333	$4,074,039	$1,490,522	$1,572,701	$3,844,760	$3,305,173

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Periods Ended	Year Ended	Periods Ended	Periods Ended
	June 30,	December 31,	June 30,	June 30,
	2011 (1)	2010	2011 (1)	2011 (1)

			Portfolio Optimization	Portfolio Optimization
	Pacific Dynamix - Growth		Conservative (2)	Moderate-Conservative (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$49,011	$—	$—
Realized gain (loss)	101,564	220,841	(347)	(1,344)
Change in unrealized appreciation on investments	157,506	146,159	157,283	762,599

Net Increase in Net Assets Resulting from Operations	259,070	416,011	156,936	761,255

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	267,319	214,958	66,856	51,587
Transfers between variable and fixed accounts, net	2,565,654	2,319,689	19,832,987	47,398,203
Policy maintenance charges	(124,629)	(107,014)	(31,976)	(54,401)
Policy benefits and terminations	(152,953)	(48,771)	(5,415)	(37,199)
Other	(26,092)	18,952	1,202	(952)

Net Increase in Net Assets Derived from Policy Transactions	2,529,299	2,397,814	19,863,654	47,357,238

NET INCREASE IN NET ASSETS	2,788,369	2,813,825	20,020,590	48,118,493

NET ASSETS
Beginning of Year or Periods	4,320,166	1,506,341	—	—

End of Year or Periods	$7,108,535	$4,320,166	$20,020,590	$48,118,493

	Portfolio Optimization		Portfolio Optimization	Portfolio Optimization
	Moderate (2)		Growth (2)	Aggressive-Growth (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—		$—	$—
Realized gain (loss)	(4,567)		(9,568)	3,808
Change in unrealized appreciation on investments	4,659,920		8,152,371	4,002,354

Net Increase in Net Assets Resulting from Operations	4,655,353		8,142,803	4,006,162

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	295,211		740,217	140,478
Transfers between variable and fixed accounts, net	191,061,288		254,492,450	100,663,271
Policy maintenance charges	(373,094)		(348,003)	(152,820)
Policy benefits and terminations	(134,984)		(131,041)	(332,333)
Other	(4,963)		6,306	(46,010)

Net Increase in Net Assets Derived from Policy Transactions	190,843,458		254,759,929	100,272,586

NET INCREASE IN NET ASSETS	195,498,811		262,902,732	104,278,748

NET ASSETS
Beginning of Periods	—		—	—

End of Periods	$195,498,811		$262,902,732	$104,278,748

(1)	Unaudited.

(2)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (1)	2010	2011 (1)	2010	2011 (1)	2010

	I		II		III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$26,718	$2,112,218	$—	$98,910	$—	$77,216
Realized gain (loss)	(4,028,016)	(7,904,229)	(90,094)	(2,052,885)	38,956	(1,939,475)
Change in unrealized appreciation on investments	6,932,253	8,587,949	1,411,205	7,568,447	2,611,075	10,845,903

Net Increase in Net Assets Resulting from Operations	2,930,955	2,795,938	1,321,111	5,614,472	2,650,031	8,983,644

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,491,239	4,305,641	1,103,739	1,826,338	1,494,890	2,360,808
Transfers between variable and fixed accounts, net	(2,603,868)	953,476	632,443	(520,340)	545,001	(4,255,208)
Policy maintenance charges	(1,465,764)	(3,256,403)	(718,872)	(1,540,721)	(882,845)	(1,830,132)
Policy benefits and terminations	(1,620,695)	(2,964,247)	(841,738)	(949,201)	(623,325)	(1,294,649)
Other	(67,274)	(541,535)	(177,332)	(633,220)	1,821	(380,514)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,266,362)	(1,503,068)	(1,760)	(1,817,144)	535,542	(5,399,695)

NET INCREASE (DECREASE) IN NET ASSETS	(335,407)	1,292,870	1,319,351	3,797,328	3,185,573	3,583,949

NET ASSETS
Beginning of Year or Period	67,038,953	65,746,083	30,149,494	26,352,166	41,562,417	37,978,468

End of Year or Period	$66,703,546	$67,038,953	$31,468,845	$30,149,494	$44,747,990	$41,562,417

			BlackRock Basic Value		BlackRock Global Allocation
	V		V.I. Class III		V.I. Class III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$70,884	$153,962	$—	$139,102	$—	$516,708
Realized gain (loss)	(438,840)	(2,501,565)	165,814	(958,552)	293,663	(494,646)
Change in unrealized appreciation on investments	1,085,066	4,051,415	322,267	1,942,515	1,315,063	4,080,790

Net Increase in Net Assets Resulting from Operations	717,110	1,703,812	488,081	1,123,065	1,608,726	4,102,852

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	815,780	1,679,902	463,906	708,978	2,583,218	4,027,073
Transfers between variable and fixed accounts, net	(2,222,915)	(2,415,588)	1,002,999	3,644,525	(2,231,822)	9,596,980
Policy maintenance charges	(556,787)	(1,301,854)	(302,924)	(573,982)	(1,421,308)	(3,423,527)
Policy benefits and terminations	(633,214)	(776,466)	(194,410)	(3,214,020)	(1,235,259)	(3,271,069)
Other	51,560	(483,261)	(71,078)	(68,473)	(185,444)	(375,752)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,545,576)	(3,297,267)	898,493	497,028	(2,490,615)	6,553,705

NET INCREASE (DECREASE) IN NET ASSETS	(1,828,466)	(1,593,455)	1,386,574	1,620,093	(881,889)	10,656,557

NET ASSETS
Beginning of Year or Period	21,502,371	23,095,826	10,530,254	8,910,161	49,169,377	38,512,820

End of Year or Period	$19,673,905	$21,502,371	$11,916,828	$10,530,254	$48,287,488	$49,169,377

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (1)	2010	2011 (1)	2010	2011 (1)	2010

	Fidelity VIP Contrafund		Fidelity VIP Freedom Income		Fidelity VIP Freedom 2010
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$—	$450,372	$—	$13,155	$—	$35,573
Realized gain (loss)	(457,258)	(7,076,165)	3,177	43,226	52,157	65,917
Change in unrealized appreciation (depreciation) on investments	2,869,661	13,780,296	16,917	(2,258)	23,414	40,547

Net Increase in Net Assets Resulting from Operations	2,412,403	7,154,503	20,094	54,123	75,571	142,037

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,826,385	3,532,988	67,315	83,506	51,089	82,334
Transfers between variable and fixed accounts, net	2,006,983	(3,480,665)	120,284	39,537	3,514	963,696
Policy maintenance charges	(1,372,491)	(2,565,436)	(30,684)	(62,534)	(62,111)	(84,161)
Policy benefits and terminations	(839,842)	(2,551,318)	(9,135)	(30,833)	(37,508)	(22,610)
Other	112,355	(661,815)	(8)	2	(10,913)	(760)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,733,390	(5,726,246)	147,772	29,678	(55,929)	938,499

NET INCREASE IN NET ASSETS	4,145,793	1,428,257	167,866	83,801	19,642	1,080,536

NET ASSETS
Beginning of Year or Period	48,458,548	47,030,291	797,455	713,654	1,918,804	838,268

End of Year or Period	$52,604,341	$48,458,548	$965,321	$797,455	$1,938,446	$1,918,804

	Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2025
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$46,884	$—	$48,825	$—	$78,448
Realized gain (loss)	46,340	39,732	54,984	56,485	(63,325)	(45,342)
Change in unrealized appreciation on investments	66,262	125,281	71,904	185,610	263,275	417,439

Net Increase in Net Assets Resulting from Operations	112,602	211,897	126,888	290,920	199,950	450,545

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	196,017	146,603	454,043	296,486	185,956	254,850
Transfers between variable and fixed accounts, net	370,982	899,037	645,429	928,943	236,180	1,356,334
Policy maintenance charges	(93,680)	(126,732)	(109,249)	(171,032)	(129,281)	(199,344)
Policy benefits and terminations	(11,974)	(12,790)	(43,417)	(82,391)	(158,525)	(48,226)
Other	15,712	5,027	(1,414)	888	(6,109)	(22,088)

Net Increase in Net Assets Derived from Policy Transactions	477,057	911,145	945,392	972,894	128,221	1,341,526

NET INCREASE IN NET ASSETS	589,659	1,123,042	1,072,280	1,263,814	328,171	1,792,071

NET ASSETS
Beginning of Year or Period	2,528,048	1,405,006	2,599,739	1,335,925	4,194,767	2,402,696

End of Year or Period	$3,117,707	$2,528,048	$3,672,019	$2,599,739	$4,522,938	$4,194,767

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (1)	2010	2011 (1)	2010	2011 (1)	2010

	Fidelity VIP Freedom 2030		Fidelity VIP Growth		Fidelity VIP Mid Cap
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$32,033	$—	$860	$—	$37,805
Realized gain (loss)	37,767	239,185	180,259	(1,372,302)	(40,535)	(972,201)
Change in unrealized appreciation on investments	65,038	88,301	106,914	1,862,917	310,208	8,869,825

Net Increase in Net Assets Resulting from Operations	102,805	359,519	287,173	491,475	269,673	7,935,429

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	171,003	392,094	175,134	275,502	1,621,851	2,121,179
Transfers between variable and fixed accounts, net	238,140	(1,150,117)	1,294,344	(2,936,765)	2,058,451	(448,681)
Policy maintenance charges	(73,221)	(159,437)	(104,071)	(182,486)	(800,985)	(1,543,981)
Policy benefits and terminations	(166,338)	(89,197)	(60,671)	(155,917)	(1,108,262)	(1,343,947)
Other	16,815	(26,046)	(91,820)	(33,420)	(172,856)	(323,322)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	186,399	(1,032,703)	1,212,916	(3,033,086)	1,598,199	(1,538,752)

NET INCREASE (DECREASE) IN NET ASSETS	289,204	(673,184)	1,500,089	(2,541,611)	1,867,872	6,396,677

NET ASSETS
Beginning of Year or Period	1,974,122	2,647,306	3,171,496	5,713,107	34,889,900	28,493,223

End of Year or Period	$2,263,326	$1,974,122	$4,671,585	$3,171,496	$36,757,772	$34,889,900

	Fidelity VIP Value Strategies		Templeton Global Bond		GE Investments
	Service Class 2		Securities Class 2 (2)		Total Return Class 3 (3)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$10,780	$1,278,998	$7,892	$—	$1,597
Realized gain	345,768	532,665	272,183	20,721	6,803	298
Change in unrealized appreciation (depreciation) on investments	(100,086)	186,572	(616,780)	513,936	647	5,604

Net Increase in Net Assets Resulting from Operations	245,682	730,017	934,401	542,549	7,450	7,499

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	203,089	332,242	997,331	230,201	17,225	37,330
Transfers between variable and fixed accounts, net	423,057	1,392,889	8,129,632	13,870,288	194,914	99,015
Policy maintenance charges	(177,163)	(309,785)	(421,441)	(207,902)	(11,005)	(4,162)
Policy benefits and terminations	(67,380)	(308,545)	(158,473)	(98,360)	—	—
Other	(6,616)	(120,336)	(90,240)	(6,799)	1,084	685

Net Increase in Net Assets Derived from Policy Transactions	374,987	986,465	8,456,809	13,787,428	202,218	132,868

NET INCREASE IN NET ASSETS	620,669	1,716,482	9,391,210	14,329,977	209,668	140,367

NET ASSETS
Beginning of Year or Periods	4,065,449	2,348,967	14,329,977	—	140,367	—

End of Year or Periods	$4,686,118	$4,065,449	$23,721,187	$14,329,977	$350,035	$140,367

(1)	Unaudited.

(2)	Operations commenced on May 3, 2010.

(3)	Operations commenced on May 19, 2010.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (1)	2010	2011 (1)	2010	2011 (1)	2010

	Overseas		Enterprise		Lazard Retirement
	Service Class		Service Class		U.S. Strategic Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$182,577	$241,552	$—	$—	$—	$3,436
Realized gain (loss)	1,447,249	(659,604)	126,170	(331,875)	8,960	32,829
Change in unrealized appreciation (depreciation) on investments	(6,180,469)	10,379,495	104,186	1,072,261	18,510	21,063

Net Increase (Decrease) in Net Assets Derived from from Operations	(4,550,643)	9,961,443	230,356	740,386	27,470	57,328

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,801,912	2,745,739	131,430	229,064	45,451	44,245
Transfers between variable and fixed accounts, net	847,096	8,929,313	(451,652)	(753,466)	187,867	30,297
Policy maintenance charges	(1,011,715)	(1,849,163)	(93,612)	(165,597)	(17,358)	(27,349)
Policy benefits and terminations	(660,336)	(1,027,369)	(117,528)	(78,507)	—	(9)
Other	(153,131)	(299,868)	(22,080)	14,057	(5,515)	(2,593)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	823,826	8,498,652	(553,442)	(754,449)	210,445	44,591

NET INCREASE (DECREASE) IN NET ASSETS	(3,726,817)	18,460,095	(323,086)	(14,063)	237,915	101,919

NET ASSETS
Beginning of Year or Period	54,699,088	36,238,993	3,865,363	3,879,426	525,439	423,520

End of Year or Period	$50,972,271	$54,699,088	$3,542,277	$3,865,363	$763,354	$525,439

	Legg Mason ClearBridge Variable		Legg Mason ClearBridge Variable		Lord Abbett
	Aggressive Growth - Class II		Mid Cap Core - Class II		Fundamental Equity Class VC (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$5,355
Realized gain	24,745	40,059	506,969	370,452	25,617	18,835
Change in unrealized appreciation on investments	77,533	60,030	28,200	753,288	112,131	209,720

Net Increase in Net Assets Resulting from Operations	102,278	100,089	535,169	1,123,740	137,748	233,910

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	44,505	76,278	158,942	240,054	189,453	33,305
Transfers between variable and fixed accounts, net	434,465	100,727	(2,320,943)	(277,542)	2,337,124	1,872,486
Policy maintenance charges	(36,832)	(59,444)	(222,568)	(395,149)	(76,712)	(20,824)
Policy benefits and terminations	(6,074)	(103,051)	(29,384)	(87,988)	(86,645)	(22,779)
Other	(306)	(723)	2,930	182,599	(902)	(1,630)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	435,758	13,787	(2,411,023)	(338,026)	2,362,318	1,860,558

NET INCREASE (DECREASE) IN NET ASSETS	538,036	113,876	(1,875,854)	785,714	2,500,066	2,094,468

NET ASSETS
Beginning of Year or Periods	766,440	652,564	8,060,379	7,274,665	2,094,468	—

End of Year or Periods	$1,304,476	$766,440	$6,184,525	$8,060,379	$4,594,534	$2,094,468

(1)	Unaudited.

(2)	Operations commenced on May 12, 2010.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year/Period Ended	Period Ended	Year Ended	Periods Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (1)	2010	2011 (1)	2010	2011 (1)	2010

	MFS New Discovery Series		MFS Utilities Series		PIMCO Global
	Service Class		Service Class		Multi-Asset - Advisor Class (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$346,929	$748
Realized gain (loss)	336,754	625,712	164,374	(103,849)	(1,577)
Change in unrealized appreciation on investments	522,017	998,607	1,511,647	1,797,486	2,958

Net Increase in Net Assets Resulting from Operations	858,771	1,624,319	1,676,021	2,040,566	2,129

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	255,791	447,955	200,028	476,460	1,058
Transfers between variable and fixed accounts, net	1,734,985	2,896,747	516,670	11,597,865	345,558
Policy maintenance charges	(224,500)	(234,150)	(373,881)	(585,870)	(1,226)
Policy benefits and terminations	(186,261)	(216,949)	(118,202)	(154,888)	—
Other	98,931	(142,959)	(9,064)	(131,167)	30

Net Increase in Net Assets Derived from Policy Transactions	1,678,946	2,750,644	215,551	11,202,400	345,420

NET INCREASE IN NET ASSETS	2,537,717	4,374,963	1,891,572	13,242,966	347,549

NET ASSETS
Beginning of Year or Periods	7,435,506	3,060,543	16,391,189	3,148,223	—

End of Year or Periods	$9,973,223	$7,435,506	$18,282,761	$16,391,189	$347,549

	Royce Micro-Cap		T. Rowe Price		T. Rowe Price
	Service Class (3)		Blue Chip Growth - II		Equity Income - II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$13,501	$—	$—	$295,533	$582,445
Realized gain (loss)	78,360	8,792	573,918	(427,545)	(496,486)	(1,581,815)
Change in unrealized appreciation (depreciation) on investments	(52,594)	90,392	91,972	1,677,090	2,212,041	6,302,263

Net Increase in Net Assets Resulting from Operations	25,766	112,685	665,890	1,249,545	2,011,088	5,302,893

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	53,885	12,162	519,437	947,639	1,396,064	2,209,310
Transfers between variable and fixed accounts, net	546,438	817,121	1,039,590	1,632,805	2,506,021	10,607,927
Policy maintenance charges	(28,314)	(9,763)	(380,989)	(637,025)	(1,016,471)	(1,643,448)
Policy benefits and terminations	(15,302)	(1,000)	(157,155)	(324,527)	(557,678)	(705,040)
Other	(47,762)	2,577	(24,701)	(53,609)	(19,649)	(562,576)

Net Increase in Net Assets Derived from Policy Transactions	508,945	821,097	996,182	1,565,283	2,308,287	9,906,173

NET INCREASE IN NET ASSETS	534,711	933,782	1,662,072	2,814,828	4,319,375	15,209,066

NET ASSETS
Beginning of Year or Periods	933,782	—	9,946,992	7,132,164	43,590,084	28,381,018

End of Year or Periods	$1,468,493	$933,782	$11,609,064	$9,946,992	$47,909,459	$43,590,084

(1)	Unaudited.

(2)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(3)	Operations commenced on May 13, 2010.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Period Ended	Year Ended
	June 30,	December 31,
	2011 (1)	2010
	Van Eck VIP
	Global Hard Assets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$909,188	$255,211
Realized gain (loss)	1,541,373	(3,870,060)
Change in unrealized appreciation (depreciation) on investments	(1,184,494)	20,792,477

Net Increase in Net Assets Resulting from Operations	1,266,067	17,177,628

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,929,724	4,125,916
Transfers between variable and fixed accounts, net	933,129	(2,124,483)
Policy maintenance charges	(1,644,476)	(3,316,224)
Policy benefits and terminations	(1,471,056)	(3,556,709)
Other	(587,337)	(276,055)

Net Decrease in Net Assets Derived from Policy Transactions	(840,016)	(5,147,555)

NET INCREASE IN NET ASSETS	426,051	12,030,073

NET ASSETS
Beginning of Year or Period	79,670,244	67,640,171

End of Year or Period	$80,096,295	$79,670,244

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, expense ratios, investment income ratios, and total returns for each year or period ended are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Cash Management
01/01/2011 - 06/30/2011 (Unaudited)	$23.40	8,724,819	$204,194,750	0.00%	0.00%	0.00%
2010	23.40	9,729,669	227,712,157	0.00%	0.01%	(0.05%)
2009	23.42	12,533,277	293,482,779	0.00%	0.25%	0.17%
2008	23.38	12,712,480	297,173,335	0.00%	2.15%	2.36%
2007	22.84	10,196,175	232,852,629	0.00%	4.85%	4.99%
2006	21.75	8,657,137	188,307,581	0.00%	4.64%	4.69%

Diversified Bond
01/01/2011 - 06/30/2011 (Unaudited)	$12.43	998,058	$12,402,203	0.00%	2.74%	2.56%
2010	12.12	3,791,432	45,938,881	0.00%	3.22%	8.04%
2009	11.21	2,677,541	30,027,134	0.00%	3.80%	14.13%
2008	9.83	2,379,452	23,379,628	0.00%	3.84%	(7.80%)
2007	10.66	2,668,272	28,436,894	0.00%	5.09%	1.32%
05/01/2006 - 12/31/2006	10.52	997,088	10,488,157	0.00%	4.65%	5.19%

Floating Rate Loan
01/01/2011 - 06/30/2011 (Unaudited)	$9.45	923,010	$8,726,465	0.00%	8.89%	2.17%
2010	9.25	1,809,305	16,743,085	0.00%	4.72%	7.27%
2009	8.63	1,711,048	14,760,251	0.00%	5.08%	24.31%
2008	6.94	1,012,929	7,029,314	0.00%	6.98%	(29.28%)
05/04/2007 - 12/31/2007	9.81	962,991	9,449,518	0.00%	7.28%	(1.89%)

High Yield Bond
01/01/2011 - 06/30/2011 (Unaudited)	$51.96	1,735,063	$90,156,830	0.00%	7.14%	4.44%
2010	49.75	1,872,440	93,159,865	0.00%	7.72%	14.52%
2009	43.44	2,237,443	97,202,439	0.00%	7.99%	39.87%
2008	31.06	2,132,137	66,223,004	0.00%	8.71%	(22.20%)
2007	39.92	1,924,183	76,816,614	0.00%	7.58%	2.44%
2006	38.97	1,921,427	74,879,252	0.00%	7.33%	9.42%

Inflation Managed
01/01/2011 - 06/30/2011 (Unaudited)	$52.76	2,712,608	$143,109,478	0.00%	1.81%	5.61%
2010	49.95	3,620,675	180,867,220	0.00%	1.99%	8.78%
2009	45.92	3,815,481	175,218,196	0.00%	4.10%	20.80%
2008	38.02	4,059,495	154,324,441	0.00%	2.85%	(9.34%)
2007	41.93	4,204,544	176,308,909	0.00%	4.27%	10.14%
2006	38.07	4,088,136	155,646,544	0.00%	3.97%	0.52%

Inflation Protected (4)
05/03/2011 - 06/30/2011 (Unaudited)	$10.05	25,872	$259,962	0.00%	0.00%	0.42%

Managed Bond
01/01/2011 - 06/30/2011 (Unaudited)	$56.44	7,193,566	$405,977,881	0.00%	0.79%	2.93%
2010	54.83	8,533,863	467,929,988	0.00%	3.43%	8.96%
2009	50.32	8,992,559	452,533,114	0.00%	6.81%	21.01%
2008	41.59	9,106,840	378,720,069	0.00%	4.41%	(1.71%)
2007	42.31	9,776,620	413,635,229	0.00%	4.47%	8.53%
2006	38.98	9,025,168	351,828,277	0.00%	4.05%	4.81%

Short Duration Bond
01/01/2011 - 06/30/2011 (Unaudited)	$12.16	4,004,726	$48,684,272	0.00%	1.03%	0.85%
2010	12.05	5,041,165	60,769,943	0.00%	1.54%	3.40%
2009	11.66	3,846,075	44,837,724	0.00%	3.13%	8.66%
2008	10.73	3,900,654	41,850,977	0.00%	3.87%	(5.09%)
2007	11.31	4,049,884	45,784,334	0.00%	4.52%	4.47%
2006	10.82	4,144,613	44,852,141	0.00%	4.11%	4.27%

American Funds Growth
01/01/2011 - 06/30/2011 (Unaudited)	$14.30	3,796,289	$54,268,582	0.00%	0.00%	5.78%
2010 (5)	13.51	4,956,516	66,985,476	0.00%	0.00%	18.26%
2009	11.43	5,195,477	59,372,649	0.00%	0.13%	38.86%
2008	8.23	5,627,232	46,308,882	0.00%	0.60%	(44.19%)
2007	14.74	4,288,451	63,232,628	0.00%	0.42%	11.93%
2006	13.17	4,463,397	58,796,109	0.00%	0.69%	9.81%

American Funds Growth-Income
01/01/2011 - 06/30/2011 (Unaudited)	$12.37	3,173,730	$39,263,378	0.00%	0.00%	4.28%
2010 (5)	11.86	4,900,290	58,132,621	0.00%	0.00%	11.03%
2009	10.68	5,610,441	59,947,385	0.00%	1.26%	30.74%
2008	8.17	5,619,154	45,924,261	0.00%	1.41%	(38.08%)
2007	13.20	5,233,800	69,080,372	0.00%	1.31%	4.66%
2006	12.61	4,458,099	56,224,609	0.00%	1.62%	14.77%

Comstock
01/01/2011 - 06/30/2011 (Unaudited)	$12.33	2,429,343	$29,951,580	0.00%	0.00%	5.59%
2010	11.68	5,245,577	61,251,900	0.00%	1.25%	15.42%
2009	10.12	6,250,352	63,233,426	0.00%	1.52%	28.68%
2008	7.86	5,767,472	45,345,266	0.00%	2.02%	(36.79%)
2007	12.44	6,703,119	83,377,663	0.00%	1.54%	(3.01%)
2006	12.83	4,730,546	60,669,698	0.00%	1.76%	16.33

See Notes to Financial Statements	See explanation of references on F-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Dividend Growth
01/01/2011 - 06/30/2011 (Unaudited)	$14.09	2,217,907	$31,252,101	0.00%	0.00%	6.83%
2010	13.19	3,364,536	44,378,646	0.00%	0.97%	10.77%
2009	11.91	2,937,995	34,983,770	0.00%	1.66%	32.40%
2008	8.99	3,700,234	33,277,837	0.00%	1.04%	(39.07%)
2007	14.76	4,824,065	71,202,866	0.00%	0.71%	1.19%
2006	14.59	5,271,188	76,886,161	0.00%	0.67%	11.97%

Equity Index
01/01/2011 - 06/30/2011 (Unaudited)	$54.74	7,507,193	$410,970,283	0.00%	0.00%	5.88%
2010	51.70	8,351,318	431,802,329	0.00%	1.97%	14.81%
2009	45.04	9,693,106	436,544,053	0.00%	1.79%	26.36%
2008	35.64	9,749,024	347,463,802	0.00%	2.00%	(37.35%)
2007	56.89	9,701,628	551,923,775	0.00%	1.84%	5.23%
2006	54.06	10,173,850	550,028,122	0.00%	1.77%	15.52%

Focused 30
01/01/2011 - 06/30/2011 (Unaudited)	$13.93	2,636,577	$36,727,166	0.00%	0.00%	2.41%
2010	13.60	2,855,173	38,834,565	0.00%	0.00%	10.35%
2009	12.33	2,819,667	34,755,997	0.00%	0.00%	50.43%
2008	8.19	3,634,894	29,783,940	0.00%	0.05%	(50.14%)
2007	16.43	3,080,715	50,627,718	0.00%	0.43%	31.84%
2006	12.46	2,287,373	28,511,623	0.00%	0.07%	23.71%

Growth LT
01/01/2011 - 06/30/2011 (Unaudited)	$47.14	3,758,189	$177,164,510	0.00%	0.00%	4.00%
2010	45.33	4,365,102	197,865,242	0.00%	1.09%	11.24%
2009	40.75	4,914,745	200,271,001	0.00%	1.07%	37.28%
2008	29.68	5,471,535	162,407,213	0.00%	0.49%	(40.95%)
2007	50.27	6,242,947	313,824,437	0.00%	0.44%	15.63%
2006	43.47	6,931,734	301,351,116	0.00%	0.60%	9.72%

Large-Cap Growth
01/01/2011 - 06/30/2011 (Unaudited)	$7.82	4,702,273	$36,786,470	0.00%	0.00%	8.22%
2010	7.23	7,661,406	55,384,511	0.00%	0.00%	14.53%
2009	6.31	8,196,379	51,736,439	0.00%	0.06%	40.50%
2008	4.49	7,385,240	33,179,269	0.00%	0.00%	(50.47%)
2007	9.07	6,937,338	62,931,690	0.00%	0.00%	21.63%
2006	7.46	8,055,216	60,078,214	0.00%	0.21%	(3.82%)

Large-Cap Value
01/01/2011 - 06/30/2011 (Unaudited)	$16.56	5,407,627	$89,560,565	0.00%	0.00%	8.95%
2010	15.20	8,424,306	128,066,111	0.00%	1.54%	9.08%
2009	13.94	8,956,147	124,817,482	0.00%	2.11%	23.13%
2008	11.32	8,744,818	98,977,865	0.00%	1.76%	(34.80%)
2007	17.36	9,143,314	158,714,149	0.00%	1.18%	3.54%
2006	16.77	9,331,394	156,441,283	0.00%	1.25%	17.58%

Long/Short Large-Cap
01/01/2011 - 06/30/2011 (Unaudited)	$9.91	541,473	$5,367,659	0.00%	0.00%	4.90%
2010	9.45	3,041,545	28,741,857	0.00%	0.86%	12.22%
2009	8.42	2,826,468	23,800,021	0.00%	0.92%	27.56%
05/02/2008 - 12/31/2008	6.60	1,785,967	11,789,340	0.00%	0.97%	(35.04%)

Main Street Core
01/01/2011 - 06/30/2011 (Unaudited)	$52.20	2,867,882	$149,692,742	0.00%	0.00%	2.83%
2010	50.76	3,359,667	170,543,917	0.00%	1.09%	16.14%
2009	43.71	2,500,133	109,273,337	0.00%	1.51%	29.36%
2008	33.79	2,911,427	98,370,807	0.00%	1.39%	(38.87%)
2007	55.27	3,102,111	171,459,406	0.00%	1.20%	4.40%
2006	52.94	2,987,945	158,190,552	0.00%	1.24%	15.18%

Mid-Cap Equity
01/01/2011 - 06/30/2011 (Unaudited)	$27.23	4,038,510	$109,983,641	0.00%	0.00%	4.54%
2010	26.05	5,141,209	133,930,971	0.00%	0.95%	23.49%
2009	21.09	6,018,439	126,956,917	0.00%	1.12%	39.65%
2008	15.11	7,822,686	118,162,029	0.00%	1.58%	(39.00%)
2007	24.76	8,230,390	203,798,206	0.00%	0.74%	(2.15%)
2006	25.31	8,035,634	203,350,799	0.00%	0.69%	14.97%

Mid-Cap Growth
01/01/2011 - 06/30/2011 (Unaudited)	$12.83	3,833,215	$49,168,154	0.00%	0.00%	11.33%
2010	11.52	5,306,875	61,143,719	0.00%	0.19%	33.32%
2009	8.64	6,166,014	53,288,925	0.00%	0.35%	59.33%
2008	5.42	5,938,701	32,212,994	0.00%	0.12%	(48.36%)
2007	10.50	6,666,596	70,025,236	0.00%	0.48%	22.92%
2006	8.55	6,053,274	51,728,324	0.00%	0.23%	8.93%

Mid-Cap Value
01/01/2011 - 06/30/2011 (Unaudited)	$18.82	380,393	$7,160,107	0.00%	5.28%	6.54%
2010	17.67	1,286,973	22,737,491	0.00%	1.10%	21.20%
02/13/2009 - 12/31/2009	14.58	1,208,072	17,610,386	0.00%	1.03%	42.90%

Small-Cap Equity
01/01/2011 - 06/30/2011 (Unaudited)	$17.36	598,137	$10,386,207	0.00%	0.00%	3.39%
2010	16.79	1,664,356	27,952,549	0.00%	0.74%	20.11%
2009	13.98	1,373,316	19,202,935	0.00%	0.79%	30.22%
2008	10.74	1,349,982	14,496,396	0.00%	0.62%	(26.11%)
2007	14.53	785,370	11,413,846	0.00%	0.24%	6.04%
2006	13.71	415,525	5,695,033	0.00%	0.89%	18.68%

See Notes to Financial Statements	See explanation of references on F-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Small-Cap Growth
01/01/2011 - 06/30/2011 (Unaudited)	$16.68	2,148,761	$35,833,822	0.00%	0.00%	8.58%
2010	15.36	2,735,185	42,009,117	0.00%	0.00%	26.01%
2009	12.19	3,188,386	38,860,823	0.00%	0.00%	47.44%
2008	8.27	3,474,237	28,720,306	0.00%	0.00%	(47.11%)
2007	15.63	3,236,389	50,586,573	0.00%	0.00%	15.10%
2006	13.58	2,986,761	40,560,290	0.00%	0.26%	5.07%

Small-Cap Index
01/01/2011 - 06/30/2011 (Unaudited)	$21.06	9,139,474	$192,501,510	0.00%	0.00%	6.03%
2010	19.86	9,810,313	194,874,422	0.00%	0.84%	26.42%
2009	15.71	11,242,905	176,659,959	0.00%	1.19%	28.19%
2008	12.26	12,603,955	154,492,786	0.00%	2.04%	(35.03%)
2007	18.87	14,234,769	268,559,624	0.00%	1.25%	(2.02%)
2006	19.25	15,783,089	303,894,564	0.00%	1.52%	17.79%

Small-Cap Value
01/01/2011 - 06/30/2011 (Unaudited)	$27.32	2,233,047	$60,998,134	0.00%	0.00%	7.72%
2010	25.36	2,364,561	59,962,794	0.00%	2.04%	25.34%
2009	20.23	2,953,532	59,758,067	0.00%	2.59%	27.18%
2008	15.91	3,018,819	48,025,798	0.00%	2.59%	(28.23%)
2007	22.16	2,748,103	60,911,384	0.00%	1.85%	3.14%
2006	21.49	2,994,334	64,351,383	0.00%	2.51%	19.75%

Health Sciences
01/01/2011 - 06/30/2011 (Unaudited)	$20.17	1,103,742	$22,265,306	0.00%	0.00%	17.14%
2010	17.22	1,160,667	19,987,434	0.00%	0.00%	23.34%
2009	13.96	1,430,534	19,972,732	0.00%	0.12%	27.23%
2008	10.97	1,580,888	17,348,617	0.00%	1.27%	(28.16%)
2007	15.28	1,525,560	23,304,460	0.00%	0.00%	16.47%
2006	13.12	1,451,105	19,032,105	0.00%	0.00%	8.11%

Real Estate
01/01/2011 - 06/30/2011 (Unaudited)	$41.78	1,719,438	$71,844,489	0.00%	0.00%	9.82%
2010	38.05	1,959,415	74,548,737	0.00%	1.37%	30.54%
2009	29.15	2,226,122	64,880,761	0.00%	2.08%	32.27%
2008	22.03	2,452,417	54,036,431	0.00%	3.75%	(39.99%)
2007	36.71	2,496,462	91,656,848	0.00%	1.02%	(16.16%)
2006	43.79	2,826,403	123,770,629	0.00%	3.08%	38.06%

Technology
01/01/2011 - 06/30/2011 (Unaudited)	$7.44	2,417,291	$17,995,616	0.00%	0.00%	2.87%
2010	7.24	2,239,991	16,210,246	0.00%	0.00%	21.50%
2009	5.96	2,404,956	14,323,957	0.00%	0.00%	52.57%
2008	3.90	2,581,728	10,078,433	0.00%	0.10%	(51.64%)
2007	8.07	2,811,966	22,697,317	0.00%	0.05%	23.03%
2006	6.56	2,674,031	17,543,154	0.00%	0.00%	9.34%

Emerging Markets
01/01/2011 - 06/30/2011 (Unaudited)	$39.74	3,561,694	$141,543,290	0.00%	1.28%	(1.37%)
2010	40.29	4,494,799	181,108,915	0.00%	1.14%	27.02%
2009	31.72	4,503,441	142,859,778	0.00%	0.95%	84.79%
2008	17.17	4,798,685	82,375,964	0.00%	1.48%	(47.68%)
2007	32.81	5,417,715	177,769,491	0.00%	1.16%	33.09%
2006	24.65	5,128,600	126,439,320	0.00%	0.78%	24.40%

International Large-Cap
01/01/2011 - 06/30/2011 (Unaudited)	$13.01	8,720,841	$113,477,750	0.00%	0.63%	6.74%
2010	12.19	11,444,631	139,522,721	0.00%	1.10%	10.38%
2009	11.05	13,371,427	147,687,972	0.00%	1.63%	33.61%
2008	8.27	14,676,980	121,327,391	0.00%	2.16%	(35.35%)
2007	12.79	15,067,071	192,663,328	0.00%	1.58%	9.26%
2006	11.70	15,768,095	184,533,716	0.00%	2.89%	27.00%

International Small-Cap
01/01/2011 - 06/30/2011 (Unaudited)	$9.84	887,344	$8,734,116	0.00%	3.18%	7.45%
2010	9.16	2,508,860	22,983,265	0.00%	2.56%	24.86%
2009	7.34	3,017,020	22,136,232	0.00%	1.53%	30.28%
2008	5.63	2,683,144	15,110,867	0.00%	2.30%	(47.84%)
2007	10.80	2,202,534	23,781,576	0.00%	1.34%	4.73%
05/01/2006 - 12/31/2006	10.31	1,248,871	12,875,311	0.00%	0.23%	3.10%

International Value
01/01/2011 - 06/30/2011 (Unaudited)	$25.25	4,968,508	$125,442,513	0.00%	2.31%	5.86%
2010	23.85	6,077,155	144,944,635	0.00%	2.66%	2.59%
2009	23.25	7,068,121	164,331,210	0.00%	2.21%	28.00%
2008	18.16	8,230,656	149,496,258	0.00%	2.77%	(47.78%)
2007	34.78	8,793,719	305,888,339	0.00%	2.01%	6.24%
2006	32.74	8,634,107	282,689,209	0.00%	1.65%	25.69%

American Funds Asset Allocation
01/01/2011 - 06/30/2011 (Unaudited)	$15.30	505,093	$7,728,333	0.00%	4.71%	5.20%
2010	14.54	280,119	4,074,039	0.00%	0.00%	12.04%
02/26/2009 - 12/31/2009	12.98	192,292	2,496,210	0.00%	4.73%	36.71%

Pacific Dynamix — Conservative Growth
01/01/2011 - 06/30/2011 (Unaudited)	$13.06	114,133	$1,490,522	0.00%	0.00%	3.65%
2010	12.60	124,819	1,572,701	0.00%	2.01%	10.28%
07/06/2009 - 12/31/2009	11.43	44,364	506,868	0.00%	5.68%	12.29%

See Notes to Financial Statements	See explanation of references on F-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Pacific Dynamix — Moderate Growth
01/01/2011 - 06/30/2011 (Unaudited)	$13.97	275,136	$3,844,760	0.00%	0.00%	4.39%
2010	13.39	246,917	3,305,173	0.00%	2.56%	11.92%
05/22/2009 - 12/31/2009	11.96	68,810	822,948	0.00%	4.19%	17.75%

Pacific Dynamix — Growth
01/01/2011 - 06/30/2011 (Unaudited)	$14.85	478,784	$7,108,535	0.00%	0.00%	4.91%
2010	14.15	305,265	4,320,166	0.00%	1.74%	13.82%
05/26/2009 - 12/31/2009	12.43	121,148	1,506,341	0.00%	1.88%	19.49%

Portfolio Optimization Conservative (4)
05/02/2011 - 06/30/2011 (Unaudited)	$9.96	2,010,245	$20,020,590	0.00%	0.00%	(0.41%)

Portfolio Optimization Moderate-Conservative (4)
05/10/2011 - 06/30/2011 (Unaudited)	$9.91	4,855,882	$48,118,493	0.00%	0.00%	(0.72%)

Portfolio Optimization Moderate (4)
05/02/2011 - 06/30/2011 (Unaudited)	$9.85	19,851,481	$195,498,811	0.00%	0.00%	(1.52%)

Portfolio Optimization Growth (4)
05/02/2011 - 06/30/2011 (Unaudited)	$9.79	26,858,791	$262,902,732	0.00%	0.00%	(2.12%)

Portfolio Optimization Aggressive-Growth (4)
05/06/2011 - 06/30/2011 (Unaudited)	$9.73	10,713,712	$104,278,748	0.00%	0.00%	(0.74%)

I
01/01/2011 - 06/30/2011 (Unaudited)	$31.03	2,149,992	$66,703,546	0.00%	0.08%	4.40%
2010	29.72	2,255,782	67,038,953	0.00%	3.29%	4.61%
2009	28.41	2,314,197	65,746,083	0.00%	2.42%	25.28%
2008	22.68	2,613,074	59,256,956	0.00%	3.12%	(39.84%)
2007	37.70	3,147,799	118,662,254	0.00%	2.05%	8.01%
2006	34.90	3,112,831	108,644,524	0.00%	1.50%	26.78%

II
01/01/2011 - 06/30/2011 (Unaudited)	$25.05	1,256,322	$31,468,845	0.00%	0.00%	4.37%
2010	24.00	1,256,305	30,149,494	0.00%	0.37%	23.06%
2009	19.50	1,351,335	26,352,166	0.00%	0.64%	37.40%
2008	14.19	1,546,955	21,954,840	0.00%	0.02%	(48.97%)
2007	27.81	1,388,785	38,626,287	0.00%	0.37%	22.43%
2006	22.72	1,586,739	36,046,654	0.00%	0.63%	8.52%

III
01/01/2011 - 06/30/2011 (Unaudited)	$44.31	1,009,973	$44,747,990	0.00%	0.00%	6.28%
2010	41.69	997,020	41,562,417	0.00%	0.21%	27.00%
2009	32.82	1,157,067	37,978,468	0.00%	0.04%	48.61%
2008	22.09	1,347,597	29,764,785	0.00%	0.00%	(42.03%)
2007	38.10	1,330,308	50,686,469	0.00%	0.00%	11.92%
2006	34.04	1,340,167	45,625,020	0.00%	0.00%	16.35%

V
01/01/2011 - 06/30/2011 (Unaudited)	$15.62	1,259,140	$19,673,905	0.00%	0.70%	3.39%
2010	15.11	1,422,833	21,502,371	0.00%	0.75%	9.27%
2009	13.83	1,670,010	23,095,826	0.00%	0.83%	24.58%
2008	11.10	1,829,893	20,313,595	0.00%	0.05%	(34.48%)
2007	16.94	1,446,522	24,509,629	0.00%	0.62%	5.44%
2006	16.07	1,549,298	24,896,714	0.00%	0.55%	13.89%

BlackRock Basic Value V.I. Class III
01/01/2011 - 06/30/2011 (Unaudited)	$12.28	970,031	$11,916,828	0.00%	0.00%	4.71%
2010	11.73	897,535	10,530,254	0.00%	1.39%	12.51%
2009	10.43	854,477	8,910,161	0.00%	2.13%	30.87%
2008	7.97	678,596	5,407,138	0.00%	2.78%	(36.91%)
2007	12.63	397,583	5,021,114	0.00%	1.64%	1.53%
2006	12.44	234,578	2,917,816	0.00%	4.02%	21.59%

BlackRock Global Allocation V.I. Class III
01/01/2011 - 06/30/2011 (Unaudited)	$16.38	2,948,039	$48,287,488	0.00%	0.00%	3.45%
2010	15.83	3,105,465	49,169,377	0.00%	1.26%	9.76%
2009	14.43	2,669,828	38,512,820	0.00%	2.18%	20.92%
2008	11.93	1,864,286	22,240,628	0.00%	2.73%	(19.67%)
2007	14.85	793,421	11,783,611	0.00%	4.57%	16.75%
2006	12.72	349,576	4,446,773	0.00%	3.86%	16.40%

Fidelity VIP Contrafund Service Class 2
01/01/2011 - 06/30/2011 (Unaudited)	$14.32	3,672,454	$52,604,341	0.00%	0.00%	5.02%
2010	13.64	3,552,968	48,458,548	0.00%	1.03%	16.93%
2009	11.66	4,031,894	47,030,291	0.00%	1.20%	35.47%
2008	8.61	4,143,220	35,675,424	0.00%	0.82%	(42.69%)
2007	15.02	3,792,886	56,986,250	0.00%	0.91%	17.30%
2006	12.81	2,446,046	31,329,827	0.00%	1.02%	11.43%

Fidelity VIP Freedom Income Service Class 2
01/01/2011 - 06/30/2011 (Unaudited)	$11.27	85,679	$965,321	0.00%	0.00%	2.34%
2010	11.01	72,439	797,455	0.00%	1.69%	7.25%
2009	10.26	69,529	713,654	0.00%	4.15%	14.64%
2008	8.95	39,492	353,588	0.00%	14.21%	(10.70%)
10/29/2007 - 12/31/2007	10.03	1,143	11,458	0.00%	See Note (6)	(0.35%)

See Notes to Financial Statements	See explanation of references on F-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Fidelity VIP Freedom 2010 Service Class 2
01/01/2011 - 06/30/2011 (Unaudited)	$10.75	180,300	$1,938,446	0.00%	0.00%	3.93%
2010	10.34	185,488	1,918,804	0.00%	3.16%	12.55%
2009	9.19	91,200	838,268	0.00%	5.16%	23.95%
2008	7.42	53,161	394,202	0.00%	0.70%	(25.17%)
12/13/2007 - 12/31/2007	9.91	8,484	84,073	0.00%	See Note (6)	(0.11%)

Fidelity VIP Freedom 2015 Service Class 2
01/01/2011 - 06/30/2011 (Unaudited)	$10.54	295,892	$3,117,707	0.00%	0.00%	4.04%
2010	10.13	249,617	2,528,048	0.00%	2.83%	12.79%
2009	8.98	156,467	1,405,006	0.00%	4.00%	25.02%
2008	7.18	100,154	719,351	0.00%	4.61%	(27.30%)
10/26/2007 - 12/31/2007	9.88	34,170	337,562	0.00%	See Note (6)	(2.12%)

Fidelity VIP Freedom 2020 Service Class 2
01/01/2011 - 06/30/2011 (Unaudited)	$10.14	362,245	$3,672,019	0.00%	0.00%	4.45%
2010	9.70	267,890	2,599,739	0.00%	2.66%	14.33%
2009	8.49	157,385	1,335,925	0.00%	3.60%	28.55%
2008	6.60	115,177	760,537	0.00%	4.50%	(32.80%)
12/03/2007 - 12/31/2007	9.83	9,549	93,827	0.00%	See Note (6)	(0.02%)

Fidelity VIP Freedom 2025 Service Class 2
01/01/2011 - 06/30/2011 (Unaudited)	$10.11	447,283	$4,522,938	0.00%	0.00%	4.79%
2010	9.65	434,697	4,194,767	0.00%	2.71%	15.47%
2009	8.36	287,505	2,402,696	0.00%	3.46%	29.79%
2008	6.44	259,035	1,667,848	0.00%	2.48%	(34.36%)
11/09/2007 - 12/31/2007	9.81	246,074	2,413,927	0.00%	See Note (6)	0.26%

Fidelity VIP Freedom 2030 Service Class 2
01/01/2011 - 06/30/2011 (Unaudited)	$9.62	235,228	$2,263,326	0.00%	0.00%	4.91%
2010	9.17	215,248	1,974,122	0.00%	1.54%	15.89%
2009	7.91	334,513	2,647,306	0.00%	3.66%	31.18%
2008	6.03	106,664	643,494	0.00%	2.93%	(38.17%)
10/08/2007 - 12/31/2007	9.76	13,972	136,332	0.00%	See Note (6)	(2.98%)

Fidelity VIP Growth Service Class 2
01/01/2011 - 06/30/2011 (Unaudited)	$13.04	358,173	$4,671,585	0.00%	0.00%	8.57%
2010	12.01	264,000	3,171,496	0.00%	0.03%	23.86%
2009	9.70	589,043	5,713,107	0.00%	0.21%	27.97%
2008	7.58	543,659	4,120,601	0.00%	0.69%	(47.31%)
2007	14.38	247,233	3,556,222	0.00%	0.19%	26.66%
2006	11.36	57,966	658,290	0.00%	0.13%	6.57%

Fidelity VIP Mid Cap Service Class 2
01/01/2011 - 06/30/2011 (Unaudited)	$16.45	2,234,509	$36,757,772	0.00%	0.00%	0.81%
2010	16.32	2,138,123	34,889,900	0.00%	0.12%	28.57%
2009	12.69	2,244,999	28,493,223	0.00%	0.47%	39.75%
2008	9.08	2,118,100	19,236,052	0.00%	0.24%	(39.61%)
2007	15.04	2,090,850	31,441,094	0.00%	0.48%	15.34%
2006	13.04	1,357,809	17,702,724	0.00%	0.18%	12.40%

Fidelity VIP Value Strategies Service Class 2
01/01/2011 - 06/30/2011 (Unaudited)	$13.25	353,713	$4,686,118	0.00%	0.00%	6.23%
2010	12.47	325,984	4,065,449	0.00%	0.32%	26.34%
2009	9.87	237,955	2,348,967	0.00%	0.34%	57.15%
2008	6.28	218,478	1,372,358	0.00%	0.50%	(51.28%)
2007	12.89	333,286	4,297,443	0.00%	0.46%	5.44%
2006	12.23	795,861	9,732,388	0.00%	0.09%	16.01%

Templeton Global Bond Securities Class 2
01/01/2011 - 06/30/2011 (Unaudited)	$11.06	2,145,514	$23,721,187	0.00%	See Note (7)	5.30%
05/03/2010 - 12/31/2010	10.50	1,364,811	14,329,977	0.00%	0.17%	5.00%

GE Investments Total Return Class 3
01/01/2011 - 06/30/2011 (Unaudited)	$10.97	31,911	$350,035	0.00%	0.00%	3.54%
05/19/2010 - 12/31/2010	10.59	13,250	140,367	0.00%	4.60%	12.25%

Overseas Service Class
01/01/2011 - 06/30/2011 (Unaudited)	$11.79	4,323,866	$50,972,271	0.00%	0.66%	(7.89%)
2010	12.80	4,273,891	54,699,088	0.00%	0.55%	25.02%
2009	10.24	3,539,855	36,238,993	0.00%	0.44%	79.07%
2008	5.72	3,223,717	18,429,844	0.00%	1.22%	(52.23%)
05/03/2007 - 12/31/2007	11.97	866,820	10,373,349	0.00%	0.69%	16.76%

Enterprise Service Class
01/01/2011 - 06/30/2011 (Unaudited)	$12.00	295,069	$3,542,277	0.00%	0.00%	6.47%
2010	11.27	342,830	3,865,363	0.00%	0.00%	25.52%
2009	8.98	431,880	3,879,426	0.00%	0.00%	44.44%
2008	6.22	443,354	2,757,111	0.00%	0.10%	(43.86%)
05/16/2007 - 12/31/2007	11.08	82,577	914,666	0.00%	0.12%	8.83%

Lazard Retirement U.S. Strategic Equity
01/01/2011 - 06/30/2011 (Unaudited)	$9.23	82,685	$763,354	0.00%	0.00%	5.56%
2010	8.75	60,077	525,439	0.00%	0.74%	12.85%
2009	7.75	54,644	423,520	0.00%	1.12%	26.84%
2008	6.11	14,300	87,381	0.00%	1.35%	(35.28%)
05/21/2007 - 12/31/2007	9.44	3,462	32,685	0.00%	4.44%	(8.17%)

See Notes to Financial Statements	See explanation of references on F-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Legg Mason ClearBridge Variable Aggressive Growth — Class II
01/01/2011 — 06/30/2011 (Unaudited)	$10.84	120,354	$1,304,476	0.00%	0.00%	12.16%
2010	9.66	79,313	766,440	0.00%	0.00%	24.71%
2009	7.75	84,216	652,564	0.00%	0.00%	34.19%
2008	5.77	52,538	303,371	0.00%	0.00%	(40.58%)
05/03/2007 — 12/31/2007	9.72	8,141	79,104	0.00%	0.00%	(4.02%)

Legg Mason ClearBridge Variable Mid Cap Core — Class II
01/01/2011 — 06/30/2011 (Unaudited)	$11.24	550,368	$6,184,525	0.00%	0.00%	7.38%
2010	10.46	770,236	8,060,379	0.00%	0.00%	22.06%
2009	8.57	848,497	7,274,665	0.00%	0.11%	35.81%
2008	6.31	973,799	6,147,689	0.00%	0.00%	(35.43%)
05/21/2007 — 12/31/2007	9.78	12,558	122,772	0.00%	0.12%	(5.49%)

Lord Abbett Fundamental Equity Class VC
01/01/2011 — 06/30/2011 (Unaudited)	$11.26	408,018	$4,594,534	0.00%	0.00%	5.61%
05/12/2010 — 12/31/2010	10.66	196,426	2,094,468	0.00%	1.03%	9.39%

MFS New Discovery Series Service Class
01/01/2011 — 06/30/2011 (Unaudited)	$14.10	707,359	$9,973,223	0.00%	0.00%	10.48%
2010	12.76	582,663	7,435,506	0.00%	0.00%	35.94%
2009	9.39	326,023	3,060,543	0.00%	0.00%	62.92%
2008	5.76	91,789	528,886	0.00%	0.00%	(39.52%)
05/14/2007 — 12/31/2007	9.53	22,449	213,868	0.00%	0.00%	(4.79%)

MFS Utilities Series Service Class
01/01/2011 — 06/30/2011 (Unaudited)	$11.54	1,583,999	$18,282,761	0.00%	0.00%	10.50%
2010	10.45	1,569,241	16,391,189	0.00%	2.85%	13.51%
2009	9.20	342,118	3,148,223	0.00%	4.53%	32.87%
2008	6.93	389,058	2,694,522	0.00%	0.94%	(37.81%)
05/11/2007 — 12/31/2007	11.14	1,287,407	14,336,747	0.00%	0.00%	9.08%

PIMCO Global Multi-Asset — Advisor Class (4)
05/05/2011 — 06/30/2011 (Unaudited)	$9.74	35,682	$347,549	0.00%	4.13%	(0.25%)

Royce Micro-Cap Service Class
01/01/2011 — 06/30/2011 (Unaudited)	$11.90	123,390	$1,468,493	0.00%	0.00%	2.72%
05/13/2010 — 12/31/2010	11.59	80,595	933,782	0.00%	See Note (8)	18.65%

T. Rowe Price Blue Chip Growth — II
01/01/2011 — 06/30/2011 (Unaudited)	$13.24	876,911	$11,609,064	0.00%	0.00%	6.35%
2010	12.45	799,091	9,946,992	0.00%	0.00%	16.00%
2009	10.73	664,636	7,132,164	0.00%	0.00%	41.79%
2008	7.57	431,068	3,262,380	0.00%	0.11%	(42.65%)
2007	13.20	413,880	5,461,697	0.00%	0.07%	12.49%
2006	11.73	199,541	2,340,853	0.00%	0.32%	9.33%

T. Rowe Price Equity Income — II
01/01/2011 — 06/30/2011 (Unaudited)	$12.08	3,966,823	$47,909,459	0.00%	1.30%	4.53%
2010	11.55	3,772,800	43,590,084	0.00%	1.75%	14.74%
2009	10.07	2,818,542	28,381,018	0.00%	1.76%	25.25%
2008	8.04	2,297,997	18,474,390	0.00%	2.22%	(36.26%)
2007	12.61	2,275,375	28,700,715	0.00%	1.49%	3.03%
2006	12.24	2,347,503	28,739,750	0.00%	1.54%	18.65%

Van Eck VIP Global Hard Assets
01/01/2011 — 06/30/2011 (Unaudited)	$28.99	2,762,677	$80,096,295	0.00%	2.22%	1.84%
2010	28.47	2,798,427	79,670,244	0.00%	0.40%	29.23%
2009	22.03	3,070,450	67,640,171	0.00%	0.26%	57.54%
2008	13.98	3,010,188	42,093,765	0.00%	0.26%	(46.12%)
2007	25.96	2,428,039	63,021,211	0.00%	0.10%	45.36%
2006	17.86	2,181,931	38,961,582	0.00%	0.03%	24.49%

(1)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(5)	Investment income ratio represents less than 0.005%.

(6)	The annualized investment income ratios for the periods from inception to December 31, 2007 were 20.70%, 43.03%, 17.79%, 24.07%, 13.39%, and 13.07% for the Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, and Fidelity VIP Freedom 2030 Service Class 2 Variable Accounts, respectively. If not annualized, the investment income ratios were 3.63%, 2.24%, 3.27%, 1.91%, 1.94%, and 3.04%, respectively.

(7)	Due to large amount of units purchased prior to the dividend distribution on the underlying portfolio, the annualized investment income ratio was 14.13%. Prior to annualization, the ratio was 7.01%.

(8)	Subsequent to commencement of operations on May 13, 2010, the Variable Account received its annual distribution. The annualized investment income ratio was 7.00%. Prior to annualization, the ratio was 4.45%.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2011 is comprised of seventy-three subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (See Note 3), M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”). All seventy-three Variable Accounts are presented in the Schedule of Investments on pages E-1 and E-2 of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following seven new Variable Accounts, all of which commenced operations during 2011:

Commenced
Variable Accounts	Operations on

Inflation Protected	May 3, 2011
Portfolio Optimization Conservative	May 2, 2011
Portfolio Optimization Moderate-Conservative	May 10, 2011
Portfolio Optimization Moderate	May 2, 2011
Portfolio Optimization Growth	May 2, 2011
Portfolio Optimization Aggressive-Growth	May 6, 2011
PIMCO Global Multi-Asset — Advisor Class	May 5, 2011
     The net assets of the Pacific Select Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 2,573,003 outstanding accumulation units (valued at $30,927,945) of the Equity Variable Account were exchanged for 642,610 accumulation units with equal value of the Main Street Core Variable Account, and a total of 1,258,522 outstanding accumulation units (valued at $48,255,727) of the Multi-Strategy Variable Account were exchanged for 551,452 accumulation units (valued at $26,540,650) of the Main Street Core Variable Account and 387,355 accumulation units (valued at $21,715,077) of the Managed Bond Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Accounts for their share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations and other fees and charges are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of PSF, which are included in Section C of this brochure. For the period ended June 30, 2011, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 1.00% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the periods ended June 30, 2011, were as follows:

Variable Accounts	Purchases	Sales
Cash Management	$38,352,468	$61,869,857
Diversified Bond	4,150,976	38,400,636
Floating Rate Loan	3,179,526	10,779,516
High Yield Bond	17,416,658	21,117,439
Inflation Managed	19,597,992	57,598,159
Inflation Protected (1)	284,200	24,385
Managed Bond	28,408,604	86,062,178
Short Duration Bond	9,139,986	21,456,429
American Funds Growth	2,014,797	17,935,529
American Funds Growth-Income	1,527,438	22,111,847
Comstock	1,996,766	34,887,739
Dividend Growth	3,578,292	16,858,808
Equity Index	6,098,933	51,273,643
Focused 30	1,913,797	4,935,142
Growth LT	9,606,114	30,423,872
Large-Cap Growth	7,625,028	23,279,578
Large-Cap Value	2,839,404	50,400,266
Long/Short Large-Cap	4,533,669	25,251,777
Main Street Core	14,512,097	26,493,194
Mid-Cap Equity	22,244,870	32,717,697
Mid-Cap Growth	8,526,927	22,767,948
Mid-Cap Value	8,006,608	19,051,596
Small-Cap Equity	7,961,122	21,065,112
Small-Cap Growth	8,045,314	12,145,029
Small-Cap Index	3,948,294	17,848,284
Small-Cap Value	15,180,533	9,743,168
Health Sciences	3,964,045	3,337,226
Real Estate	6,564,469	13,446,088
Technology	6,950,369	2,367,051
Emerging Markets	6,261,945	41,349,713
International Large-Cap	4,827,447	38,263,671
International Small-Cap	2,281,716	17,088,041
International Value	3,735,118	28,798,864
American Funds Asset Allocation	4,481,530	850,617
Pacific Dynamix — Conservative Growth	139,077	257,465
Pacific Dynamix — Moderate Growth	734,116	317,141
Pacific Dynamix — Growth	2,767,480	172,341
Portfolio Optimization Conservative (1)	19,895,828	32,174

(1)	Operations commenced during 2011 (See Note 1).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Variable Accounts	Purchases	Sales
Portfolio Optimization Moderate-Conservative (1)	$47,425,665	$68,426
Portfolio Optimization Moderate (1)	191,089,776	246,318
Portfolio Optimization Growth (1)	255,097,000	337,071
Portfolio Optimization Aggressive-Growth (1)	100,776,285	503,699
I	2,449,709	5,689,355
II	2,335,185	2,336,945
III	3,226,636	2,691,098
V	1,377,068	3,851,755
BlackRock Basic Value V.I. Class III	1,905,536	1,007,045
BlackRock Global Allocation V.I. Class III	4,252,392	6,743,015
Fidelity VIP Contrafund Service Class 2	4,620,254	2,886,858
Fidelity VIP Freedom Income Service Class 2	181,053	33,282
Fidelity VIP Freedom 2010 Service Class 2	136,032	191,038
Fidelity VIP Freedom 2015 Service Class 2	664,383	187,325
Fidelity VIP Freedom 2020 Service Class 2	1,105,930	160,538
Fidelity VIP Freedom 2025 Service Class 2	413,411	285,192
Fidelity VIP Freedom 2030 Service Class 2	403,174	216,775
Fidelity VIP Growth Service Class 2	1,618,397	398,914
Fidelity VIP Mid Cap Service Class 2	3,734,728	2,136,523
Fidelity VIP Value Strategies Service Class 2	1,591,851	1,216,867
Templeton Global Bond Securities Class 2	11,525,735	1,641,195
GE Investments Total Return Class 3	279,972	77,754
Overseas Service Class	7,828,066	6,341,447
Enterprise Service Class	326,920	880,361
Lazard Retirement U.S. Strategic Equity	237,882	27,437
Legg Mason ClearBridge Variable Aggressive Growth — Class II	564,761	129,004
Legg Mason ClearBridge Variable Mid Cap Core — Class II	287,316	2,698,338
Lord Abbett Fundamental Equity Class VC	2,491,567	129,252
MFS New Discovery Series Service Class	2,717,803	1,038,856
MFS Utilities Series Service Class	1,395,156	1,179,599
PIMCO Global Multi-Asset — Advisor Class (1)	439,604	93,436
Royce Micro-Cap Service Class	980,405	471,460
T. Rowe Price Blue Chip Growth — II	2,371,830	1,375,650
T. Rowe Price Equity Income — II	5,562,154	2,958,341
Van Eck VIP Global Hard Assets	8,568,090	7,525,401

(1)	Operations commenced during 2011 (See Note 1).
6. FAIR VALUE MEASUREMENTS
The Separate Account characterizes its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices (unadjusted) in active markets for identical holdings
Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2011, the Separate Account’s holdings as presented in the Schedule of Investments on pages E-1 and E-2 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.
7. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the periods ended June 30, 2011 and for the year or periods ended December 31, 2010 were as follows:

	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Cash Management	5,165,723	(6,170,573)	(1,004,850)	12,251,552	(15,055,160)	(2,803,608)
Diversified Bond	594,022	(3,387,396)	(2,793,374)	2,273,582	(1,159,691)	1,113,891
Floating Rate Loan	401,948	(1,288,243)	(886,295)	844,580	(746,323)	98,257
High Yield Bond	404,671	(542,048)	(137,377)	847,617	(1,212,620)	(365,003)
Inflation Managed	435,079	(1,343,146)	(908,067)	1,386,406	(1,581,212)	(194,806)
Inflation Protected (1)	28,309	(2,437)	25,872
Managed Bond	705,517	(2,045,814)	(1,340,297)	3,215,165	(3,673,861)	(458,696)
Short Duration Bond	1,109,506	(2,145,945)	(1,036,439)	3,387,579	(2,192,489)	1,195,090
American Funds Growth	443,449	(1,603,676)	(1,160,227)	1,827,730	(2,066,691)	(238,961)
American Funds Growth-Income	398,822	(2,125,382)	(1,726,560)	1,100,072	(1,810,223)	(710,151)
Comstock	466,159	(3,282,393)	(2,816,234)	1,255,303	(2,260,078)	(1,004,775)
Dividend Growth	283,209	(1,429,838)	(1,146,629)	1,269,611	(843,070)	426,541
Equity Index	515,795	(1,359,920)	(844,125)	1,076,263	(2,418,051)	(1,341,788)
Focused 30	302,017	(520,613)	(218,596)	1,128,644	(1,093,138)	35,506
Growth LT	248,328	(855,241)	(606,913)	708,890	(1,258,533)	(549,643)
Large-Cap Growth	641,873	(3,601,006)	(2,959,133)	1,638,639	(2,173,612)	(534,973)
Large-Cap Value	644,749	(3,661,428)	(3,016,679)	1,693,655	(2,225,496)	(531,841)
Long/Short Large-Cap	338,477	(2,838,549)	(2,500,072)	911,310	(696,233)	215,077
Main Street Core	165,790	(657,575)	(491,785)	1,470,798	(611,264)	859,534
Mid-Cap Equity	425,005	(1,527,704)	(1,102,699)	875,056	(1,752,286)	(877,230)

(1)	Operations commenced during 2011 (See Note 1).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Mid-Cap Growth	803,966	(2,277,626)	(1,473,660)	1,925,440	(2,784,579)	(859,139)
Mid-Cap Value	255,524	(1,162,104)	(906,580)	588,201	(509,300)	78,901
Small-Cap Equity	326,474	(1,392,693)	(1,066,219)	899,021	(607,981)	291,040
Small-Cap Growth	363,117	(949,541)	(586,424)	757,836	(1,211,037)	(453,201)
Small-Cap Index	524,616	(1,195,455)	(670,839)	1,640,034	(3,072,626)	(1,432,592)
Small-Cap Value	416,080	(547,594)	(131,514)	687,549	(1,276,520)	(588,971)
Health Sciences	217,038	(273,963)	(56,925)	561,477	(831,344)	(269,867)
Real Estate	216,361	(456,338)	(239,977)	572,898	(839,605)	(266,707)
Technology	692,787	(515,487)	177,300	1,405,034	(1,569,999)	(164,965)
Emerging Markets	458,582	(1,391,687)	(933,105)	1,855,953	(1,864,595)	(8,642)
International Large-Cap	1,031,900	(3,755,690)	(2,723,790)	3,113,639	(5,040,435)	(1,926,796)
International Small-Cap	381,672	(2,003,188)	(1,621,516)	902,576	(1,410,736)	(508,160)
International Value	402,507	(1,511,154)	(1,108,647)	1,431,350	(2,422,316)	(990,966)
American Funds Asset Allocation	301,218	(76,244)	224,974	284,720	(196,893)	87,827
Pacific Dynamix — Conservative Growth	10,105	(20,791)	(10,686)	101,855	(21,400)	80,455
Pacific Dynamix — Moderate Growth	58,870	(30,651)	28,219	203,258	(25,151)	178,107
Pacific Dynamix — Growth	196,106	(22,587)	173,519	266,269	(82,152)	184,117
Portfolio Optimization Conservative (1)	2,015,879	(5,634)	2,010,245
Portfolio Optimization Moderate-Conservative (1)	4,865,437	(9,555)	4,855,882
Portfolio Optimization Moderate (1)	19,907,939	(56,458)	19,851,481
Portfolio Optimization Growth (1)	26,931,362	(72,571)	26,858,791
Portfolio Optimization Aggressive-Growth (1)	10,779,467	(65,755)	10,713,712
I	156,244	(262,034)	(105,790)	491,805	(550,220)	(58,415)
II	264,325	(264,308)	17	354,210	(449,240)	(95,030)
III	160,335	(147,382)	12,953	182,110	(342,157)	(160,047)
V	257,032	(420,725)	(163,693)	499,640	(746,817)	(247,177)
BlackRock Basic Value V.I. Class III	202,885	(130,389)	72,496	539,380	(496,322)	43,058
BlackRock Global Allocation V.I. Class III	415,184	(572,610)	(157,426)	1,584,860	(1,149,223)	435,637
Fidelity VIP Contrafund Service Class 2	491,094	(371,608)	119,486	882,212	(1,361,138)	(478,926)
Fidelity VIP Freedom Income Service Class 2	17,126	(3,886)	13,240	30,235	(27,325)	2,910
Fidelity VIP Freedom 2010 Service Class 2	12,853	(18,041)	(5,188)	129,751	(35,463)	94,288
Fidelity VIP Freedom 2015 Service Class 2	67,436	(21,161)	46,275	112,814	(19,664)	93,150
Fidelity VIP Freedom 2020 Service Class 2	111,768	(17,413)	94,355	160,197	(49,692)	110,505
Fidelity VIP Freedom 2025 Service Class 2	45,453	(32,867)	12,586	179,485	(32,293)	147,192
Fidelity VIP Freedom 2030 Service Class 2	44,997	(25,017)	19,980	72,723	(191,988)	(119,265)
Fidelity VIP Growth Service Class 2	139,222	(45,049)	94,173	185,214	(510,257)	(325,043)
Fidelity VIP Mid Cap Service Class 2	349,837	(253,451)	96,386	647,396	(754,272)	(106,876)
Fidelity VIP Value Strategies Service Class 2	141,649	(113,920)	27,729	294,976	(206,947)	88,029
Templeton Global Bond Securities Class 2 (2)	1,030,804	(250,101)	780,703	1,437,200	(72,389)	1,364,811
GE Investments Total Return Class 3 (3)	26,769	(8,108)	18,661	13,680	(430)	13,250
Overseas Service Class	789,564	(739,589)	49,975	2,077,397	(1,343,361)	734,036
Enterprise Service Class	36,986	(84,747)	(47,761)	116,289	(205,339)	(89,050)
Lazard Retirement U.S. Strategic Equity	26,584	(3,976)	22,608	25,089	(19,656)	5,433
Legg Mason ClearBridge Variable Aggressive Growth — Class II	51,333	(10,292)	41,041	158,218	(163,121)	(4,903)
Legg Mason ClearBridge Variable Mid Cap Core — Class II	35,311	(255,179)	(219,868)	907,577	(985,838)	(78,261)
Lord Abbett Fundamental Equity Class VC (4)	239,305	(27,713)	211,592	210,022	(13,596)	196,426
MFS New Discovery Series Service Class	258,164	(133,468)	124,696	563,988	(307,348)	256,640
MFS Utilities Series Service Class	156,380	(141,622)	14,758	1,600,083	(372,960)	1,227,123
PIMCO Global Multi-Asset — Advisor Class (1)	46,098	(10,416)	35,682
Royce Micro-Cap Service Class (5)	87,987	(45,192)	42,795	85,583	(4,988)	80,595
T. Rowe Price Blue Chip Growth — II	234,377	(156,557)	77,820	567,929	(433,474)	134,455
T. Rowe Price Equity Income — II	590,154	(396,131)	194,023	1,679,934	(725,676)	954,258
Van Eck VIP Global Hard Assets	838,008	(873,758)	(35,750)	1,739,743	(2,011,766)	(272,023)

(1)	Operations commenced during 2011 (See Note 1).

(2)	Operations commenced on May 3, 2010.

(3)	Operations commenced on May 19, 2010.

(4)	Operations commenced on May 12, 2010.

(5)	Operations commenced on May 13, 2010.

Pacific Life Insurance Company
Mailing Address:
PO Box 2030
Omaha, Nebraska 68103-2030

Semi-Annual Reports
as of June 30, 2011

•	Pacific Select Fund

•	Pacific Select Exec
Separate Account of
Pacific Life Insurance Company

Form No. 15-17794-21